Registration Nos. 333-66807
                                                                       811-09093

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 29, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                  /X/
Pre-Effective Amendment No.                                             / /
                          -----
Post-Effective Amendment No.  36                                        /X/
                             ---
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                          /X/
Amendment No.  39                                                       /X/
               --
(Check appropriate box or boxes)

                                 E*TRADE FUNDS

               (Exact name of Registrant as specified in charter)

                              4500 Bohannon Drive
                              Menlo Park, CA 94025
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (650) 331-6000

                                   Liat Rorer
                                 E*TRADE Funds
                              4500 Bohannon Drive
                              Menlo Park, CA 94025
                    (Name and address of agent for service)

                  Please send copies of all communications to:

Jane A. Kanter, Esq.                     Liat Rorer
Dechert                                  E*TRADE Funds
1775 Eye Street, NW                      4500 Bohannon Drive
Washington, DC  20006                    Menlo Park, CA 94025

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box):

        Immediately upon filing pursuant to paragraph (b)
--------
   X    on November 30, 2001 pursuant to paragraph (b)
--------
        60 days after filing pursuant to paragraph (a)(1)
--------
        75 days after filing pursuant to paragraph (a)(2) of Rule 485
--------

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
---------

                                 E*TRADE FUNDS

                      E*TRADE FINANCIAL SECTOR INDEX FUND


                       Prospectus dated November 30, 2001



This Prospectus concisely sets forth information about the E*TRADE Financial Sector Index Fund ("Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds.


Investment Objective and Principal Investment Strategies.
The Fund's investment objective is to seek to match as closely as practicable, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) IndexSM. The Fund seeks to achieve its objective by investing in a representative sample of those securities comprising the DJFS Index.


Eligible Investors.
This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities") or hold shares through a qualified employee benefit plan. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.

About E*TRADE.
E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment adviser ("ETAM" or "Adviser"). E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

An investment in the Fund is:

o     not insured by the Federal Deposit Insurance Corporation;
o not a deposit or other obligation of, or guaranteed by, E*TRADE Bank and its affiliates; and
o     subject to investment risks, including loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS




RISK/RETURN SUMMARY..........................................................3

FEES AND EXPENSES............................................................5

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS...........................6

FUND MANAGEMENT..............................................................7

PRICING OF FUND SHARES.......................................................9

HOW TO BUY, SELL AND EXCHANGE SHARES.........................................9

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................14

TAX CONSEQUENCES............................................................14

DOW JONES...................................................................15

FINANCIAL HIGHLIGHTS........................................................17

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals

The Fund's investment objective is to seek to match as closely as practicable, before fees and expenses, the total return of the stocks comprising the DJFS Index.*

Principal Strategies

The Fund currently seeks to achieve its investment objective by investing in a representative sample of those securities comprising the DJFS Index. The DJFS Index measures the performance of the financial economic sector of the U.S. public equity market. Component companies include major banks, regional banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers.

The DJFS Index represents approximately 16% of the market capitalization of listed U.S. equities and is a capitalization-weighted subset of the Dow Jones U.S. Total Market Index ("Total Market Index"). The DJFS Index includes only companies in the financial sector of the Total Market Index whose primary source of profit is the return on financial assets. As of October 31, 2000, the DJFS Index consisted of 283 stocks. The Total Market Index measures the performance of the U.S. public equity broad markets and represents 95% of the market capitalization of listed U.S. equity securities. As of October 31, 2000, the Total Market Index consisted of 1,838 stocks. In compiling the Total Market Index, all foreign issues, including ADRs and GDRs, and companies that are at least 75% owned by another company are eliminated from the universe. The DJFS Index is reconstituted quarterly to reflect changes in the marketplace. As of October 31, 2000, the DJFS Index was concentrated in diversified financial services and banks, which comprised 42.4% and 33.1%, respectively, of its market capitalization.

The Fund invests in a representative sample of stocks in the DJFS Index that have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures that are intended to be representative of the DJFS Index.

Generally,  the Fund  attempts to be fully  invested at all times in  securities comprising the DJFS Index. The Fund also may invest up to 10% of its total assets in futures and options on stock index futures covered by liquid assets and in high-quality money market instruments to provide liquidity for redemptions.

-----------------
* "Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM" are service marks of Dow Jones & Company Inc. and have been licensed for use for certain purposes by ETAM. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.

Principal Risks

Stocks may rise and fall daily. The stocks in the DJFS Index represent a significant portion of the financial economic sector of the U.S. stock market. The DJFS Index may also rise and fall daily and perform differently than the broader market. As with any stock investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.

There is no assurance that the Fund will achieve its investment objective. The DJFS Index may not appreciate, and could depreciate, while you are invested in the Fund, even if you are a long-term investor.

The Fund is non-diversified which means that the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the stocks of a single issuer or a limited number of issuers, the stocks of the Fund may be more sensitive to changes in market value of a single issuer or a limited number of issuers. Such a focused investment strategy may increase the volatility of the Fund's investment results because it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

The DJFS Index may be concentrated in the stocks of issuers of one or more industries or groups of industries and, therefore, the Fund's investments may likewise be concentrated. Greater risk and increased volatility is associated with investments in a single sector of the stock market (as opposed to investments in a broader range of industry sectors). The value of the Fund's shares in the financial economic sector may be especially sensitive to factors and risks that specifically affect the financial economic sector, and as a result, the Fund's share price may fluctuate more widely than the value of the shares of a mutual fund that invests in a broader range of industry sectors.

The financial economic sector is subject to extensive government regulation, can be subject to relatively rapid change due to increased blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial economic sector.

The banking industry can also be significantly affected by legislation that has reduced the separation between commercial and investment banking businesses, changed the laws governing capitalization requirements and the savings and loan industry, and increased competition. In addition, the banking industry can be significantly affected by changes in general economic conditions and interest rates.

In seeking to match the performance of the DJFS Index, the Fund will also be limited as to its investments in other sectors of the U.S. stock market. As a result, whenever the financial economic sector of the U.S. stock market performs worse than other sectors, the Fund may underperform funds that have exposure to those sectors of the market. Likewise, whenever financial stocks fall behind other types of investments--bonds, for instance--the Fund's performance also will lag behind those investments.

The Fund cannot as a practical matter own all the stocks that make up the DJFS Index in perfect correlation to the DJFS Index itself. The use of futures and options on futures is intended to help the Fund better match the DJFS Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the DJFS Index during down markets as well as during up markets.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.

Performance

This Fund commenced operations on December 29, 2000. Therefore, the performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new, and therefore, has no historical expense data. Thus, the numbers under the Annual Fund Operating Expenses below are estimates.


Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                    None
Maximum Deferred Sales Charge (Load)                                None
Maximum Sales Charge (Load) Imposed in Reinvested
Dividends and other Distributions                                   None
Redemption Fee (as a percentage of redemption                       1.00%
proceeds, payable only if shares are redeemed within four months of purchase)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                     0.25%
Distribution (12b-1) Fees                                           None
Other Expenses                                                      3.42%
                                                                    -----
Total Annual Fund Operating Expenses                                3.67%
Fee Waiver and/or Expense Reimbursement*                            (2.72)%
                                                                    -------
Net Expenses                                                        0.95%


*** The Fee Waiver/Expense Reimbursement reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2002. As described in the section of this Prospectus titled "Fund Management -- Expense Limitation Agreement," the Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.95%.

You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low-balance fees, transaction fees or customer service fees.

E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement.

You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       1 year1            3 years1
        $100                $886

1. The costs under the 1 year estimate reflect an Expense Limitation Agreement between ETAM and the Fund to limit "Other Expenses" in the fee table on an annualized basis. The costs under the 3 year estimate, however, do not reflect the Expense Limitation Agreement. As long as the Expense Limitation Agreement is in effect, your costs are expected to be lower than the amount shown above under the 3 year estimate.

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

The Fund's investment objective is to seek to match as closely as practicable, before fees and expenses, the total return of the stocks comprising the DJFS Index. Although there is no current intention to do so, the Fund's investment objective may be changed without shareholder approval.

The Fund may concentrate its investments in stocks of issuers in a particular industry or group of industries to approximately the same extent the DJFS Index is so concentrated. As of October 31, 2000, the three largest industries (based on Bloomberg industry code classifications) were diversified financial services, banks and insurance (which comprised 42.4%, 33.1% and 19.9%, respectively, of its market capitalization). These percentages may change over time. The Fund may not be permitted under applicable law to invest more than 5% of its total assets in any one financial services company and may not hold interests in proportion to the Index.

Under normal market conditions, the Fund invests at least 90% of its total assets in the stocks of companies that comprise the DJFS Index. That portion of its assets is not actively managed but simply tries to match, before fees and expenses, the total return of the DJFS Index. The Fund attempts to achieve, in both rising and falling markets, a correlation of approximately 95% between the capitalization-weighted total return of its assets, before fees and expenses, and the DJFS Index. A 100% correlation would mean the total return of the Fund's assets would increase and decrease exactly the same as the DJFS Index. The Fund also may invest up to 10% of its total assets in futures and options on stock index futures and in high-quality money market instruments to provide liquidity for purposes such as to pay redemptions and fees. The Fund may also engage in securities lending of its portfolio securities.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund is managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible and before fees and expenses, the investment characteristics of the DJFS Index.

Like all stock funds, the Fund's net asset value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industry sectors, such as the financial economic sector.

The Fund's ability to match its investment performance to the investment performance of the DJFS Index may be affected by, among other things: the Fund's expenses; the amount of cash and cash equivalents held by the Fund's investment portfolio; the manner in which the total return of the DJFS Index is calculated; the timing, frequency and size of shareholder purchases and redemptions of the Fund, and the weighting of a particular stock in the DJFS Index. The Fund uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the stocks comprising the DJFS Index.

As do many index funds, the Fund also may invest in futures and options transactions and other derivative securities transactions to help minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the DJFS Index, the Fund incurs expenses and must keep a portion of its assets in cash for paying expenses and processing shareholders orders. By using futures, the Fund potentially can offset a portion of the gap attributable to its cash holdings. However, because some of the effect of expenses remains, the Fund's performance normally will be below that of the DJFS Index. The Fund uses futures contracts to gain exposure to the DJFS Index for its cash balances, which could cause the Fund to track the DJFS Index less closely if the futures contracts do not perform as expected.


FUND MANAGEMENT


Investment Adviser. ETAM, a registered investment adviser, provides investment advisory services to the Fund. ETAM is a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE") and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. ETAM commenced operating in February 1999. ETAM also provides investment management services for the E*TRADE Family of Funds. As of November 12, 2001, ETAM, and its affiliates, including E*TRADE Global Asset Management, manage over $13 billion in assets and are responsible for the management of E*TRADE Bank's portfolio and E*TRADE Mortgage. The team also manages E*TRADE's Bond Center, which distributes fixed income products to retail customers


Subject to the supervision of the Board of Trustees, ETAM provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio pursuant to the Investment Advisory Agreement. ETAM may in the future manage cash and money market instruments for cash flow purposes. The Fund pays ETAM an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets.


ETAM has entered into a subadvisory agreement ("Subadvisory Agreement") with Barclays Global Fund Advisors ("BGFA") to delegate the day-to-day discretionary management of the Fund's assets. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of December 31, 2000, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $800 billion of assets. ETAM pays BGFA a fee out of its investment advisory fee at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million; 0.15% of daily net assets on amounts between $200 million and $500 million; and 0.12% of daily net assets on amounts above $500 million. BGFA is not compensated directly by the Fund. The Subadvisory Agreement may be terminated by the Board.


Administrator and Shareholder Servicing Agent of the Fund. ETAM also serves as the Fund's administrator and shareholder servicing agent. In these capacities, ETAM is responsible for the business affairs and other administrative matters of the Fund and provides a variety of services to shareholders in the Fund. ETAM receives an administrative services fee equal to 0.15% of the average daily net assets of the Fund and a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.95% of the Fund's daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.


PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. The Fund's investments are valued each day the NYSE is open for business as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time). The Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists. Shares will not be priced on the days on which the NYSE is closed for trading.

Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Fund's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board. Expenses are accrued daily and applied when determining the NAV.


HOW TO BUY, SELL AND EXCHANGE SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. All shares must be held in an E*TRADE Securities account and cannot be transferred to the account of any other financial institution. However, shares held by qualified employee benefit plans may be held directly with E*TRADE Funds. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund will redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.

E*TRADE Securities reserves the right to deliver paper-based shareholder documents in certain circumstances, at no cost to the investor. Shareholder documents include prospectuses, statements of additional information, financial reports, proxies, confirmations and statements. Shareholders may obtain a printed copy of individual shareholder documents at no cost by contacting E*TRADE without revoking consent to electronic delivery generally.

In order to buy shares, you will need to: (1) open an E*TRADE Securities account; (2) deposit money in the account; and (3) execute an order to buy shares.

Step 1: How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

Telephone. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.

STEP 2: Funding Your Account

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

In Person. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell/Exchange Shares

Minimum Investment Requirements:


For your initial  investment in the Fund                        $2,500

To buy additional  shares of the Fund                           $  250

Continuing minimum  investment*                                 $1,000

To invest in the Fund for your IRA, Roth IRA,                   $1,000
or one-person  SEP account

To invest in the Fund for your Education IRA account            $1,000

To invest in the Fund for your  UGMA/UTMA  account              $2,500

To invest in the Fund for your SIMPLE,  SEP-IRA,                $1,000
Profit Sharing or Money Purchase Pension Plan, or 401(a) account

To invest in the Fund through a 401(k) Plan                     None


* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $2,500 if you initially purchased the shares on or after September 17, 2001 and up to $1,000 if you purchased the shares before September 17, 2001.

After your account is established you may use the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.

Whether you are investing in the Fund for the first time or adding to an existing investment, you can generally only buy Fund shares on-line. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.

You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: (1) affirm your consent to receive all Fund documentation electronically, (2) provide an e-mail address and (3) affirm that you have read the prospectus. The prospectus will be available for viewing and printing on our Website.

No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.

If you are already a shareholder, you may call 1-800-STOCKS5 (1-800-786-2575) to buy or sell shares by phone through an E*TRADE Securities broker for an additional fee. The fee may change from time to time and is payable to E*TRADE Securities under your E*TRADE Securities account agreement.

The Fund reserves the right to refuse a telephone redemption or exchange request if it believes it advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization.
2.    When you submit a written redemption for more than $25,000.
3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.
4.    If you add or change your name or add or remove an owner on your account.
5.    If you add or change the beneficiary on your transfer-on-death account.

For other requests or changes, access E*STATION through our Website or call 1-800-786-2575 for instructions.

You will have to wait to receive the proceeds from a redemption of your shares until the funds you used to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases, redemptions or exchanges can disrupt the Fund's investment program and increase costs. To discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. The redemption fee will also be assessed on involuntary redemptions effected by the Fund within the time period. The redemption fee will be waived for 401(k) plans and investments by other E*TRADE Funds.

Any redemption fees imposed will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the four month holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than four months, the fee will be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

The Fund may waive the redemption fee from time to time in its sole discretion. The Fund may also change the redemption fee and the period it applies for shares to be issued in the future.

Redemption In-Kind. The Fund reserves the right to honor any request for redemption or repurchases by making payment in whole or in part in readily marketable securities ("redemption in-kind"). These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's NAV. You may incur transaction expenses in converting these securities to cash.

Exchange. You may exchange your shares of the Fund for shares of another E*TRADE fund. An exchange is two transactions: a sale (or redemption) of shares of one fund and the purchase of shares of a different fund with the redemption proceeds. Exchange transactions generally may be effected on-line. If you are unable to make an exchange on-line for any reason (for example, due to Internet-related difficulties) exchanges by telephone will be made available. After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares." Shares still subject to a redemption fee will be assessed that fee if exchanged.

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.

Certain Institutional Investors. Certain institutional accounts, such as 401(k) plans and shares held by other E*TRADE funds, that are held directly with the Fund are not subject to a redemption fee or minimum investment requirements.


DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.


TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment.

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them. For example, if you sold at a gain Fund shares that you had held for more than one year as a capital asset, then your gain would be taxed at the long-term capital gains tax rate.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (30.5% for 2001 and 30% for 2002 and 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


DOW JONES

"Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund, other than the licensing of the Dow Jones U.S. Financial Sector Index and its service marks for use in connection with the Fund.

"Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund, other than the licensing of the Dow Jones U.S. Financial Sector Index and its service marks for use in connection with the Fund.

Dow Jones does not:

o     Sponsor, endorse, sell or promote the Fund.

o     Recommend that any person invest in the Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.

o Have any responsibility or liability for the administration, management or marketing of the Fund.

o Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Dow Jones U.S. Financial Sector IndexSM or have any obligations to do so.

--------------------------------------------------------------------------------

Dow Jones disclaims any liability in connection with the Fund.  Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

o The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Dow Jones U.S. Financial Sector
      IndexSM and the data included in the Dow Jones U.S. Financial Sector IndexSM;

o The accuracy of completeness of the Dow Jones U.S. Financial Sector IndexSM and the data;

o The merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Financial Sector IndexSM;

o     Dow  Jones  will  have  no   liability   for  any  errors,   omissions  or
      interruptions in the Dow Jones U.S. Financial Sector IndexSM or its data;

o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Dow Jones and ETAM with respect to the Fund is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, except for the six-month period ended June 30, 2001, has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


------------------------------------------------------------------------------

                                                                 Period from
                                                               December 29, 2000
                                                   Six           (commencement
                                               Months Ended      of operations)
                                              June 30, 2001         through
For a Share Outstanding For the Period         (Unaudited)         12/31/00
                                              ---------------  ---------------

Net Asset Value, Beginning of Period            $       9.99          $ 10.00
                                              ---------------         -------

Loss From Investment Operations:
   Net investment income                                0.05               --
   Net realized and unrealized loss on                (0.21)           (0.01)
   investments                                ---------------  ---------------
Total Loss From Investment Operations                 (0.16)           (0.01)
                                              ---------------  ---------------
Distributions To Shareholder
   Distributions from net investment income           (0.05)               --
                                              ---------------  ---------------

Redemption Fees Added To Paid-In Capital             0.00(4)               --
                                              ---------------  ---------------

Net Asset Value, End of Period                $      9.78       $        9.99
                                              ===============  ===============

Total Return                                      (1.68)%(3)       (0.10)%(1)
Ratios/Supplemental Data:
   Net assets, end of period (000s omitted)         $9,668           $9,994
   Ratio of expenses to average net assets          0.95%(2)           --
                                                                     ------
   Ratio of net investment income to average        1.05%(2)           --
   net assets                                                        ------
   Portfolio turnover rate                          4.90%(3)           --
                                                                     ------

--------------

(1) For the period December 29, 2000 (commencement of operations) to December 31, 2000 and not indicative of a full year's operating results.
(2)  Annualized
(3)  Not annualized.
(4)  Rounds to less than $0.01.

[Outside back cover page.]


The Statement of Additional Information for the Fund, dated November 30, 2001 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's next annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.


The SAI and the most recent annual report (when available) and semi-annual report (dated June 30, 2001) may be obtained without charge at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA 94025
Telephone:  (650) 331-6000
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act No.: 811-09093

                                  E*TRADE FUNDS

                        E*TRADE INTERNATIONAL INDEX FUND


                       Prospectus dated November 30, 2001


This Prospectus concisely sets forth information about the E*TRADE International Index Fund ("Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds.


Investment Objective and Principal Investment Strategies.
The investment objective of the Fund is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (the "EAFE Free Index" or the "Index"). The Fund seeks to achieve its objective by investing in a master portfolio. The Master Portfolio, in turn, seeks to match the total return performance of foreign stock markets by investing in a representative sample of common stocks that comprise the EAFE Free Index.


Eligible Investors.
This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities") or hold shares through a qualified employee benefit plan. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.

About E*TRADE.
E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment adviser ("ETAM" or "Adviser"). E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

An investment in the Fund is:
o     not insured by the Federal Deposit Insurance Corporation;
o not a deposit or other obligation of, or guaranteed by, E*TRADE Bank and its affiliates; and
o     subject to investment risks, including loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS




RISK/RETURN SUMMARY....................................................4

FEES AND EXPENSES......................................................6

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS.....................8

FUND MANAGEMENT........................................................9

THE FUND'S STRUCTURE..................................................11

PRICING OF FUND SHARES................................................11

HOW TO BUY, SELL AND EXCHANGE SHARES..................................12

DIVIDENDS AND OTHER DISTRIBUTIONS.....................................17

TAX CONSEQUENCES......................................................17

FINANCIAL HIGHLIGHTS..................................................19

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the EAFE Free Index.*

Principal Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the International Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company, rather than directly in a portfolio of securities. In turn, the Master Portfolio seeks to match the total return performance of foreign stock markets by investing in a representative sample of common stocks that comprise the EAFE Free Index.

The EAFE Free Index is intended to represent broadly the performance of foreign stock markets. The Master Portfolio selects a sampling of securities in the Index for investments in accordance with their capitalization, industry sector and valuation, among other factors. The Index is a capitalization-weighted index and consists of securities listed on the stock exchanges of developed markets of countries in Europe (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australasia, New Zealand, Hong Kong, Japan, and Singapore. The EAFE Free Index may also include smaller-capitalization companies. Greece is scheduled to be added to the EAFE Free Index on or about May 31, 2001.

The Master Portfolio attempts to be fully invested at all times, and under normal market conditions will have at least 90% of its total assets invested, in securities comprising the EAFE Free Index. In seeking to match the performance of the EAFE Free Index, the Master Portfolio may also engage in futures and options transactions and options on futures contracts.

Principal Risks

The international stock markets may rise and fall daily. The EAFE Free Index represents a significant portion of foreign markets. Thus, the EAFE Free Index may also rise and fall daily. As with any stock investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.

--------------
* The EAFE Index is the exclusive property of Morgan Stanley Capital International Inc. ("MSCI"). Morgan Stanley Capital International is a service mark of MSCI. MSCI does not sponsor the Fund, nor is it affiliated in any way with E*TRADE. "Morgan Stanley Capital International Europe, Australasia, Far East Free Index(R)", "EAFE Free Index(R)", and "EAFE(R)" are trademarks of MSCI. The Fund is not sponsored, endorsed, sold, or promoted by the EAFE Free Index or MSCI and neither the EAFE Free Index nor MSCI make any representation or warranty, express or implied, regarding the advisability of investing in the Fund.

The Master Portfolio invests substantially all of its assets in foreign securities. This means the Fund can be affected by the risks of foreign investing, including: changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment; repatriation of capital, currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; volatility from lack of liquidity; different settlement practices or delayed settlements in some markets; difficulty in obtaining complete and accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic and social instability; and difficulty enforcing legal rights outside the United States.

Foreign securities are also subject to the risks associated with the value of foreign currencies. A decline in the value of a foreign currency relative to the U.S. dollar reduces the U.S. dollar value of securities denominated in that currency.

To the extent the EAFE Free Index consists of securities of small to medium sized companies, the value of these securities can be more volatile than that of larger issuers and can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.
Smaller issuers can be lesser-known, have more limited product lines, markets and financial resources.

There is no assurance that the Fund will achieve its investment objective. The EAFE Free Index may not appreciate, and could depreciate, during the time you are invested in the Fund, even if you are a long-term investor.

The Master Portfolio cannot as a practical matter own all the stocks that make up the EAFE Free Index in perfect correlation to the Index itself. The use of futures and options on futures contracts is intended to help the Master Portfolio match the Index but that may not be the result. In seeking its objective, the Master Portfolio may also engage in other derivative securities transactions and lend securities in its Portfolio. Some derivatives may be more sensitive than direct securities to changes in interest rates, or sudden market moves. Some derivatives also may be more susceptible to fluctuations in yield or value due to their structure or contract terms. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the Index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the stocks making up the Index. The Fund will also have exposure to the industries represented by those stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.

Performance

The bar chart and table that follow provide some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance, the EAFE Free Index. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.



                        Calendar Year Annual Total Return

                                        2000
                                        ----
                                       -14.92%


Best quarter (% and time period)          Worst quarter (% and time period)
-1.04% (1st Quarter 2000)                 -7.88% (3rd Quarter 2000)


            -----------------------------------------------------------
                          Average Annual Total Returns

                                         One Year      Since Inception

            E*TRADE International Index     -14.92%        -0.68%
            Fund
            EAFE Free Index*                -15.21%       -2.77%**
            -----------------------------------------------------------

* The EAFE Free Index is an unmanaged index of common stocks which include reinvestment of dividends. An investor cannot invest directly in an index.
** The Fund commenced operations on October 22, 1999. Index comparisons began on
   October 31, 1999.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                    None
Maximum Deferred Sales Charge (Load)                                None
Maximum Sales Charge (Load) Imposed in Reinvested                   None
Dividends and other Distributions
Redemption Fee (as a percentage of redemption                       1.00%
proceeds, payable only if shares are redeemed within four months of purchase)

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
Management Fees                                                     0.17%**
Distribution (12b-1) Fees                                           None
Other Expenses                                                      4.24%
                                                                    -----
Total Annual Fund Operating Expenses                                4.41%
Fee Waiver and/or Expense Reimbursement***                          (3.76)%
                                                                    -------
Net Expenses                                                        0.65%

* The cost reflects the expenses at both the Fund and the Master Portfolio levels.

** Management fees include a fee equal to 0.15% of daily net assets payable at the Master Portfolio level to its investment adviser and an investment advisory fee equal to 0.02% payable by the Fund to ETAM.

*** The Fee Waiver/Expense Reimbursement reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2002. As described in the section of this Prospectus titled "Fund Management -- Expense Limitation Agreement," the Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.65%.

You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees.

E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement.

You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 year1, 2         3 years1, 2         5 years1, 2        10 years1, 2
         $68                $997              $1,938              $4,338

1. The costs under the 1 year estimate reflect an Expense Limitation Agreement between ETAM and the Fund to limit "Other Expenses" in the fee table on an annualized basis. The costs under the 3, 5 and 10 year estimates, however, do not reflect the Expense Limitation Agreement. As long as the Expense Limitation Agreement is in effect, your costs are expected to be lower than the amounts shown above under the 3, 5 and 10 year estimates.
2. Reflects costs at both the Fund and Master Portfolio levels.


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Index. Although there is no current intention to do so, the Fund's investment objective may be changed without shareholder approval.

The Master Portfolio's investment objective is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the EAFE Free Index. Under normal market conditions, the Master Portfolio invests at least 90% of its total assets in a representative sample of the securities comprising the EAFE Free Index. That portion of its assets is not actively managed but is designed to substantially duplicate the investment performance of the Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the EAFE Free Index. A 100% correlation would mean the total return of the Master Portfolio's assets would increase and decrease exactly the same as the Index. As investment adviser to the Master Portfolio, Barclays Global Fund Advisors ("BGFA") regularly monitors the Master Portfolio's correlation to the Index and adjusts the Master Portfolio's portfolio to the extent necessary. At times, the portfolio composition of the Master Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of the Index.

Like all stock funds, the Fund's net asset value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industries.

Since the investment characteristics and therefore, the investment risks of the Fund correspond to those of the Master Portfolio, the following discussion also includes a description of the risks associated with the investments of the Master Portfolio. The Fund's performance will correspond directly to the performance of the Master Portfolio.

In seeking to match the performance of the EAFE Free Index, the Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk.

The Master Portfolio may also invest up to 10% of its total assets in high-quality money market instruments to provide liquidity for purposes such as payment of redemption requests and fees. The Master Portfolio may also invest up to 15% of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days.

Neither the Fund nor the Master Portfolio is managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Master Portfolio may use statistical sampling techniques to attempt to replicate the returns of the EAFE Free Index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the Index and the Master Portfolio by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, earnings growth, country weightings and the effect of foreign taxes. The sampling techniques utilized by the Master Portfolio are designed to allow the Master Portfolio to substantially duplicate the investment performance of the EAFE Free Index. However, the Master Portfolio is not expected to track the EAFE Free Index with the same degree of accuracy that complete replication of such Index would provide.

The Fund's ability to match its investment performance to the investment performance of the EAFE Free Index may be affected by, among other things: the Fund and the Master Portfolio's expenses; the amount of cash and cash equivalents held by the Master Portfolio's investment portfolio; the manner in which the total return of the Index is calculated, the size of the Master Portfolio and the Fund's investment portfolios; and the timing, frequency and size of shareholder purchases, and redemptions of both the Fund and the Master Portfolio. The Master Portfolio uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its capitalization range and returns to those of the securities comprising the Index.

As do many index funds, the Master Portfolio also may engage in futures and options transactions as well as other derivative securities transactions to help minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the Index, the Fund and the Master Portfolio incur expenses and cannot be fully invested in order to maintain cash reserves for paying expenses and processing shareholders' orders. By using futures, the Master Portfolio potentially can offset a portion of the gap attributable to its cash holdings. However, because some of the effect of expenses remains, the Master Portfolio and the Fund's performance normally will be below that of the EAFE Free Index.

Temporary Investments for Liquidity Purposes. In response to market, economic or other conditions, such as an unexpected level of shareholder purchases or redemptions, the Master Portfolio may temporarily use such different investment strategy as high quality money market instruments for defensive purposes. If the Master Portfolio does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

Due to market volatility, the Fund's performance may be subject to substantial short-term changes.


FUND MANAGEMENT


Investment Adviser. ETAM, a registered investment adviser, provides investment advisory services to the Fund. ETAM is a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE") and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. ETAM commenced operating in February 1999. ETAM also provides investment management services for the E*TRADE Family of Funds. As of November 12, 2001, ETAM and its affiliates, including E*TRADE Global Asset Management, manage over $13 billion in assets and are responsible for the management of E*TRADE Bank's portfolio and E*TRADE Mortgage. The team also manages E*TRADE's Bond Center, which distributes fixed income products to retail customers.


Subject to the supervision of the Board of Trustees, ETAM provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio pursuant to the Investment Advisory Agreement. ETAM may in the future manage cash and money market instruments for cash flow purposes. The Fund pays ETAM an investment advisory fee at an annual rate equal to 0.02% of the Fund's average daily net assets.

The Master Portfolio's investment adviser is Barclays Global Fund Advisors ("BGFA"). BGFA is a wholly owned direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of December 31, 2000, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $800 billion of assets. BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.15% of the first $1 billion, and 0.10% thereafter of the Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio, and accordingly, have a favorable impact on its performance.

BGFA may deal, trade and invest for its own account in the types of securities in which the Master Portfolio may invest. BGFA had informed the Master Portfolio that in making its investment decisions it does not obtain or use material inside information in its possession.

The Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio, as well as certain other fees paid by the Master Portfolio, such as accounting, administration, legal, and SEC registration fees.

Administrator and Shareholder Servicing Agent of the Fund. ETAM also serves as the Fund's administrator and shareholder servicing agent. In these capacities, ETAM is responsible for the business affairs and other administrative matters of the Fund and provides a variety of services to shareholders in the Fund. ETAM receives an administrative services fee equal to 0.10% of the average daily net assets of the Fund and a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

THE FUND'S STRUCTURE

The Fund is a separate series of E*TRADE Funds, a Delaware business trust organized in 1998. The Fund is a feeder fund in a master/feeder structure. Accordingly, the Fund invests all of its assets in the Master Portfolio. The Master Portfolio seeks to provide investment results that match as closely as practicable, before fees and expenses, the performance of the EAFE Free Index. In addition to selling its interests to the Fund, the Master Portfolio has and may continue to sell its interests to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the Fund.

The Fund's Board believes that, as other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Fund's Board believes should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value ("NAV") would be affected at the master and/or feeder level.

Fund  shareholders  may be  asked  to  vote on  matters  concerning  the  Master
Portfolio.

The Fund may withdraw its investments in the Master Portfolio if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund, direct management of a portfolio by ETAM or the hiring of a sub-adviser to manage the Fund's assets.

Investment of the Fund's assets in the Master Portfolio is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.


PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will not be priced on the days on which the NYSE is closed for trading.

The Fund's investment in the Master Portfolio is valued at the NAV of the portion of the Master Portfolio's interests held by the Fund. The Master Portfolio calculates the NAV (i.e., the value of its assets less liabilities) of its interests on the same day and at the same time as the Fund. The Master Portfolio's investments are valued each day the NYSE is open for business. The Master Portfolio's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board of Trustees of MIP.

The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Master Portfolio. If prices are not readily available, the price of a security will be based on its fair market value determined in good faith by the Master Portfolio pursuant to guidelines approved by the MIP's Board of Trustees. International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the Master Portfolio could change on days when shares of the Fund may not be purchased, redeemed or exchanged.

The Fund's NAV per share is calculated by taking the value of the Fund's net assets and dividing by the number of shares outstanding. Expenses are accrued daily and applied when determining the NAV.

The NAV for the Fund is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time), each day the NYSE is open. The Fund reserves the right to change the time at which purchases, redemptions and exchanges are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.


HOW TO BUY, SELL AND EXCHANGE SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. All shares must be held in an E*TRADE Securities account and cannot be transferred to the account of any other financial institution. However, shares held by qualified employee benefit plans may be held directly with E*TRADE Funds. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund will redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.

E*TRADE Securities reserves the right to deliver paper-based shareholder documents in certain circumstances, at no cost to the investor. Shareholder documents include prospectuses, statements of additional information, financial reports, proxies, confirmations and statements. Shareholders may obtain a printed copy of individual shareholder documents at no cost by contacting E*TRADE without revoking consent to electronic delivery generally.

In order to buy shares, you will need to: (1) open an E*TRADE Securities account; (2) deposit money in the account; and (3) execute an order to buy shares.

Step 1: How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

Telephone. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.

STEP 2: Funding Your Account

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

In Person. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell/Exchange Shares

Minimum Investment Requirements:

For your initial investment in the Fund                         $2,500

To buy additional shares of the Fund                            $  250

Continuing minimum investment*                                  $1,000

To invest in the Fund for your IRA, Roth IRA,                   $1,000
or one-person SEP account

To invest in the Fund for your Education IRA account            $1,000


To invest in the Fund for your UGMA/UTMA account                $2,500


To invest in the Fund for your SIMPLE, SEP-IRA,                 $1,000
Profit Sharing or Money Purchase Pension Plan, or 401(a) account

To invest in the Fund through a 401(k) Plan                     None

* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $2,500 if you initially purchased the shares on or after September 17, 2001 and up to $1,000 if you purchased the shares before September 17, 2001.

After your account is established you may use the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.

Whether you are investing in the Fund for the first time or adding to an existing investment, you can generally only buy Fund shares on-line. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.

You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: (1) affirm your consent to receive all Fund documentation electronically, (2) provide an e-mail address and (3) affirm that you have read the prospectus. The prospectus will be readily available for viewing and printing on our Website.

No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.

If you are already a shareholder, you may call 1-800-STOCKS5 (1-800-786-2575) to buy or sell shares by phone through an E*TRADE Securities broker for an additional fee. The fee may change from time to time and is payable to E*TRADE Securities under your E*TRADE Securities account agreement.

The Fund reserves the right to refuse a telephone redemption or exchange request if it believes it advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization.
2.    When you submit a written redemption for more than $25,000.
3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.
4.    If you add or change your name or add or remove an owner on your account.
5.    If you add or change the beneficiary on your transfer-on-death account.

For other requests or changes, access E*STATION through our Website or call 1-800-786-2575 for instructions.

You will have to wait to receive the proceeds from a redemption of your shares until the funds you used to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases, redemptions or exchanges can disrupt the Fund's investment program and increase costs. To discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. The redemption fee will also be assessed on involuntary redemptions effected by the Fund within the time period. The redemption fee will be waived for 401(k) plans and investments by other E*TRADE Funds.

Any redemption fees imposed will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the four month holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than four months, the fee will be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

The Fund may waive the redemption fee from time to time in its sole discretion. The Fund may also change the redemption fee and the period it applies for shares to be issued in the future.

Redemption In-Kind. The Fund reserves the right to honor any request for redemption or repurchases by making payment in whole or in part in readily marketable securities ("redemption in-kind"). These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's NAV. You may incur transaction expenses in converting these securities to cash.

Exchange. You may exchange your shares of the Fund for shares of another E*TRADE fund. An exchange is two transactions: a sale (or redemption) of shares of one fund and the purchase of shares of a different fund with the redemption proceeds. Exchange transactions generally may be effected on-line. If you are unable to make an exchange on-line for any reason (for example, due to Internet-related difficulties) exchanges by telephone will be made available.

After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares." Shares still subject to a redemption fee will be assessed that fee if exchanged.

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.

Certain Institutional Investors. Certain institutional accounts, such as 401(k) plans and shares held by other E*TRADE funds, that are held directly with the Fund are not subject to a redemption fee or minimum investment requirements.


DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.


TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment.

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them. For example, if you sold at a gain Fund shares that you had held for more than one year as a capital asset, then your gain would be taxed at the long-term capital gains tax rate.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (30.5% for 2001 and 30% for 2002 and 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, except for the six-month period ended June 30, 2001, has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

--------------------------------------------------------------------------------------
                                                                         Period from
                                                                           10/22/99
                                              Six Months               (commencement of
                                                 Ended          Year      operations)
                                                6/30/01         ended      through
                                              (Unaudited)(6) (12/31/00(6) 12/31/99(6)
                                              -----------    ---------  ---------------

Net asset value, beginning of period......... $       9.83 $   11.67     $  10.00
                                                 ------------  --------  ---------------
(Loss) income from investment operations:
   Net investment loss.......................         0.08      0.12         0.00(2)
   Net realized and unrealized (loss) gain on
   investments, futures contracts and foreign
   currency exchange contracts...............        (1.54)    (1.86)        1.67
                                                 ------------- --------  --------------

Total (loss) income from investment operations.      (1.46)   (1.74)         1.67
                                                 ------------- --------  --------------

Distribution to shareholders:
   Distributions from net investment income..        (0.06)   (0.11)        (0.00)(2)
                                                 ------------- --------  --------------

Redemption fees added to paid-in-capital.....        0.00(2)    0.01         0.00(2)
                                                 ------------- --------  --------------

Net asset value, end of period...............    $     8.31    $9.83      $ 11.67
                                                 ============  =======   ==============

Total return                                     (14.89)%(5)   (14.92)%     16.74%(1)


Ratios/Supplemental data:
   Net assets, end of period (000s omitted)..    $     7,213   $ 8,164        $  5,899
   Ratio of expenses to average net assets          0.55%(4)(7) 0.55%(3)       0.55%(3)(4)
   Ratio of net investment income to average        1.82%(4)     1.15%         0.24%(4)
   net assets
   Portfolio turnover rate of Master Portfolio.        --(2)(5)    89%           39%(1)

--------------
(1) For the period October 22, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results.
(2) Rounds to less than $0.01.
(3) ETAM voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period October 22, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.55% for the period from October 22, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the International Index Master Portfolio.
(7) Effective on or about September 10, 2001, the ratio of expenses to average net assets increased to 0.60%.


[Outside back cover page.]


The Statement of Additional Information for the Fund, dated November 30, 2001 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.


The SAI and the most recent annual report (dated December 31, 2000) and semi-annual report (dated June 30, 2001) may be obtained without charge, at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA 94025
Telephone:  (650) 331-6000
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act File No.: 811-09093

                                  E*TRADE FUNDS

                        E*TRADE PREMIER MONEY MARKET FUND


                       Prospectus dated November 30, 2001


This Prospectus concisely sets forth information about the E*TRADE Premier Money Market Fund ("Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds.


Investment Objective and Principal Investment Strategies.
The Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in a master portfolio, that, in turn, invests in high quality, short-term investments.


Eligible Investors.
This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities") or hold shares through a qualified employee benefit plan. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your shares in your Fund account. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees. The minimum initial investment in the Fund is $25,000 for regular accounts and $15,000 for IRA accounts.

About E*TRADE.
E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment adviser ("ETAM" or "Adviser"). E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

An investment in the Fund is:

o     not insured by the Federal Deposit Insurance Corporation;

o     not a deposit or other  obligation of, E*TRADE Bank and its  affiliates;
            and

o     subject to investment risks, including loss of principal.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS




RISK/RETURN SUMMARY..........................................................3

FEES AND EXPENSES............................................................4

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS...........................5

FUND MANAGEMENT..............................................................6

THE FUND'S STRUCTURE.........................................................7

PRICING OF FUND SHARES.......................................................8

HOW TO BUY, SELL AND EXCHANGE SHARES.........................................9

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................13

TAX CONSEQUENCES............................................................13

FINANCIAL HIGHLIGHTS........................................................15

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals

The Fund's investment objective is to provide a high level of income, while preserving capital and liquidity.

Principal Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company, rather than directly in a portfolio of securities. In turn, the Master Portfolio seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high quality, short-term investments. These securities include obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises), certificates of deposit and U.S. Treasury bills, high-quality debt obligations, such as corporate debt, obligations of U.S. banks and repurchase agreements. The Fund will invest solely in securities denominated U.S. dollars.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. The Master Portfolio's investments are expected to present minimal risks because of their relatively short maturities and the high credit quality (financial strength) of the issuers. The Master Portfolio seeks to maintain a portfolio of investments that will permit shareholders to maintain a net asset value of $1.00 per share; however, there is no assurance that this will be achieved.

The Master Portfolio could lose money or underperform as a result of default. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the Fund's share price or yield to fall.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance

This Fund commenced operations on April 7, 2000. Therefore, the performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new, and therefore, has limited historical expense data. Thus, the numbers under the Annual Fund Operating Expenses below are estimates.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases      None
Maximum Deferred Sales Charge (Load)                  None
Maximum Sales Charge (Load) Imposed in Reinvested
Dividends and other Distributions                     None
Redemption Fee                                        None


Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
Management Fees                                                     0.12%**
Distribution (12b-1) Fees                                           None
Other Expenses                                                      0.48%
                                                                    -----
Total Annual Fund Operating Expenses                                0.60%
Fee Waiver and/or Expense Reimbursement***                          (0.15)%
                                                                    -------
Net Expenses                                                        0.45%

* The cost reflects the expenses at both the Fund and the Master Portfolio levels.

** Management fees include a fee equal to 0.10% of daily net assets payable at the Master Portfolio level to its investment adviser and an investment advisory fee equal to 0.02% payable by the Fund to ETAM.

*** The Fee Waiver/Expense Reimbursement reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2002. As described in the section of this Prospectus titled "Fund Management -- Expense Limitation Agreement," the Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.45%.

You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees.

E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement.

You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year1,2       3 years1,2      5 years1,2      10 years1,2
   $47             $181            $327            $752

1. The costs under the 1 year estimate reflect an Expense Limitation Agreement between ETAM and the Fund to limit "Other Expenses" in the fee table on an annualized basis. The costs under the 3, 5 and 10 year estimates, however, do not reflect the Expense Limitation Agreement. As long as the Expense Limitation Agreement is in effect, your costs are expected to be lower than the amounts shown above under the 3, 5 and 10 year estimates.

2. Reflects costs at both the Fund and Master Portfolio levels.


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

The Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. Although there is no current intention to do so, the Fund's investment objective may be changed without shareholder approval.

The Master Portfolio seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high quality, short-term investments. These securities include obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises), certificates of deposit and U.S. Treasury bills, high-quality debt obligations, such as corporate debt, certain obligations of U.S. banks (including, but not limited to, negotiable certificates of deposits, banker's acceptances and fixed time deposits) and certain repurchase agreements (including, but not limited to, government securities and mortgage-related securities). The Fund will invest solely in securities denominated in U.S. dollars.

The Master Portfolio emphasizes safety of principal and high credit quality. In particular, the internal investment policies of the Master Portfolio's investment adviser, have always prohibited the purchase by the Master Portfolio of many types of floating-rate instruments commonly referred to as derivatives that are considered to be potentially volatile. The Master Portfolio may only invest in floating-rate securities that bear interest at a rate that resets quarterly or more frequently, and that resets based on changes in standard money market rate indices such as U.S. Government Treasury bills, London Interbank Offered Rate, the prime rate, published commercial paper rates, federal funds rates, Public Securities Associates floaters or JJ Kenney index floaters.

The Master Portfolio must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose remaining maturity is longer than 397 days (13 months). Any security that the Master Portfolio purchases must present minimal credit risks and be of "high-quality," meaning, it must be rated in the top two rating categories by the requisite nationally recognized short-term securities ratings organization or if unrated, determined to be of comparable quality to such rated securities by the Master Portfolio's investment adviser under guidelines adopted by the Master Portfolio's board of trustees. The Master Portfolio and the Fund may not achieve as high a level of current income as other mutual funds that do not limit their investments to the high credit quality instruments in which the Master Portfolio invests.

The Master Portfolio may invest up to 10% of its assets in illiquid securities. Illiquid securities, which may include certain restricted securities, may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to the Master Portfolio.

The Fund and the Master Portfolio must comply with certain investment criteria designed to provide liquidity and reduce risk to allow shareholders to maintain a stable net asset value of $1.00 per share. The Master Portfolio seeks to reduce risk by investing its assets in securities of various issuers. As such, the Master Portfolio is considered diversified for purposes of the 1940 Act.

The Master Portfolio's investment adviser's maturity decisions will also effect the yield, and in unusual circumstances potentially could affect the share price of the Master Portfolio and the Fund. To the extent that the Master Portfolio's investment adviser anticipates interest rate trends imprecisely, the Master Portfolio's and the Fund's yields at times could lag those of other money market funds.

If the Master Portfolio invests more than 25% of its total assets in bank obligations, it may be subject to adverse developments in the banking industry that may affect the value of the Master Portfolio's investments more than if the Master Portfolio investments were not invested to such a degree in the banking industry. Normally, the Master Portfolio intends to invest more than 25% of its total assets in bank obligations.


FUND MANAGEMENT


Investment Adviser. ETAM, a registered investment adviser, provides investment advisory services to the Fund. ETAM is a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE") and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. ETAM commenced operating in February 1999. ETAM also provides investment management services for the E*TRADE Family of Funds. As of November 12, 2001, ETAM and its affiliates, including E*TRADE Global Asset Management, manage over $13 billion in assets and are responsible for the management of E*TRADE Bank's portfolio and E*TRADE Mortgage. The team also manages E*TRADE's Bond Center, which distributes fixed income products to retail customers.


Subject to the supervision of the Board of Trustees, ETAM provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio pursuant to the Investment Advisory Agreement. ETAM may in the future manage cash and money market instruments for cash flow purposes. The Fund pays ETAM an investment advisory fee at an annual rate equal to 0.02% of the Fund's average daily net assets, but 0.12% of the Fund's average daily net assets if the Fund's assets are not invested in the Master Portfolio.

The Master Portfolio's investment adviser is Barclays Global Fund Advisors ("BGFA"). BGFA is a wholly owned direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of December 31, 2000, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $800 billion of assets. BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.10% of the Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio, and accordingly, have a favorable impact on its performance.

The Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio, as well as certain other fees paid by the Master Portfolio, such as accounting, legal, and SEC registration fees.

Administrator and Shareholder Servicing Agent of the Fund. ETAM also serves as the Fund's administrator and shareholder servicing agent. In these capacities, ETAM is responsible for the business affairs and other administrative matters of the Fund and provides a variety of services to shareholders in the Fund. ETAM receives an administrative services fee equal to 0.10% of the average daily net assets of the Fund and a shareholder servicing fee equal to 0.20% of the average daily net assets of the Fund.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.45% of the Fund's daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

THE FUND'S STRUCTURE

The Fund is a separate series of E*TRADE Funds, a Delaware business trust organized in 1998. The Fund is a feeder fund in a master/feeder structure. Accordingly, the Fund invests all of its assets in the Master Portfolio. The Master Portfolio, in turn, seeks to provide investors with a high level of income, while preserving capital and liquidity, by investment in high quality, short-term investments. In addition to selling its interests to the Fund, the Master Portfolio has and may continue to sell its interests to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the Fund.

The Fund's Board believes that, as other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Fund's Board believes should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value ("NAV") would be affected at the master and/or feeder level.

Fund  shareholders  may be  asked  to  vote on  matters  concerning  the  Master
Portfolio.

The Fund may withdraw its investments in the Master Portfolio if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund, direct management of a portfolio by ETAM or the hiring of a sub-adviser to manage the Fund's assets.

Investment of the Fund's assets in the Master Portfolio is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.

PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will not be priced on the days on which the NYSE is closed for trading.

The Fund's investment in the Master Portfolio is valued at the NAV of the portion of the Master Portfolio's interests held by the Fund. The Master Portfolio calculates the NAV (i.e., the value of its assets less liabilities) of its interests on the same day and at the same time as the Fund. The Master Portfolio's investments are valued each day the NYSE is open for business.

The Master Portfolio values its portfolio instruments using the amortized cost method. The amortized cost method involves valuing a security at its costs and amortizing any discount or premium over the period until maturity, generally without regard to the impact of fluctuating interest rates on the market value of the security. The Master Portfolio's Board of Trustees believes this valuation method accurately reflects fair value.

The amortized cost method of valuation seeks to maintain a stable net asset value per share ("NAV") of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

The NAV for the Fund is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time), each day the NYSE is open. The Fund reserves the right to change the time at which purchases and exchanges are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.


HOW TO BUY, SELL AND EXCHANGE SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. All shares must be held in an E*TRADE Securities account and cannot be transferred to the account of any other financial institution. However, shares held by qualified employee benefit plans may be held directly with E*TRADE Funds. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund will redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.

E*TRADE Securities reserves the right to deliver paper-based shareholder documents in certain circumstances, at no cost to the investor. Shareholder documents include prospectuses, statements of additional information, financial reports, proxies, confirmations and statements. Shareholders may obtain a printed copy of individual shareholder documents at no cost by contacting E*TRADE without revoking consent to electronic delivery generally.

In order to buy shares, you will need to: (1) open an E*TRADE Securities account; (2) deposit money in the account; and (3) execute an order to buy shares.

Step 1: How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com, available 24 hours a day.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

Telephone. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.

STEP 2: Funding Your Account

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

In Person. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell/Exchange Shares

Minimum Investment Requirements:

For your initial investment in the Fund                  $25,000

To buy additional shares of the Fund                     $ 1,000

Continuing minimum investment*                           $20,000

To invest in the Fund for your IRA, Roth IRA,
   or one-person SEP account                             $15,000

To invest in the Fund for your Education IRA account     $15,000

To invest in the Fund for your UGMA/UTMA account         $15,000

To invest in the Fund for your SIMPLE, SEP-IRA,
   Profit Sharing or Money Purchase Pension Plan,
   or 401(a) account                                     $15,000

To invest in the Fund through a 401(k) Plan              $15,000

* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $20,000.

After your account is established you may use the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.

Whether you are investing in the Fund for the first time or adding to an existing investment, you can generally only buy Fund shares on-line. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.

You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: (1) affirm your consent to receive all Fund documentation electronically, (2) provide an e-mail address and (3) affirm that you have read the prospectus. The prospectus will be readily available for viewing and printing on our Website.

No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.

If you are already a shareholder, you may call 1-800-STOCKS5 (1-800-786-2575) to buy or sell shares by phone through an E*TRADE Securities broker for an additional fee. The fee may change from time to time and is payable to E*TRADE Securities under your E*TRADE Securities account agreement.

The Fund reserves the right to refuse a telephone redemption request or exchange request if it believes it advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization.
2.    When you submit a written redemption for more than $25,000.
3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.
4.    If you add or change your name or add or remove an owner on your account.
5.    If you add or change the beneficiary on your transfer-on-death account.

For other requests or changes, access E*STATION through our Website or call 1-800-786-2575 for instructions.

You will have to wait to receive the proceeds from a redemption of your shares until the funds you used to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Exchange. You may exchange your shares of the Fund for shares of another E*TRADE fund. An exchange is two transactions: a sale (or redemption) of shares of one fund and the purchase of shares of a different fund with the redemption proceeds. Exchange transactions generally may be effected on-line. If you are unable to make an exchange on-line for any reason (for example, due to Internet-related difficulties) exchanges by telephone will be made available. After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares." Shares still subject to a redemption fee of another E*TRADE fund will be assessed that fee if exchanged.

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.

Certain  Institutional  Investors.   Certain  institutional  accounts,  such  as
accounts of other E*TRADE funds, that are held directly with the Fund are not subject to minimum investment requirements.


DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to declare dividends daily and pay dividends from net investment income monthly. The Fund does not expect to distribute any capital gains. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.


TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment. The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income to its shareholders every year. If the Fund declares a dividend in December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (30.5% for 2001 and 30% for 2002 and 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, except for the six-month period ended June 30, 2001, has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

------------------------------------------------------------------------------
                                                                Period from
                                                                   4/7/00
                                                   Six         (commencement
                                               Months Ended    of operations)
                                                 6/30/01          through
For a Share Outstanding For the Period        (Unaudited)(6)    12/31/00(6)
                                              ---------------  ---------------

Net Asset Value, Beginning of Period          $       1.00             $ 1.00
                                              ---------------          ------

Loss From Investment Operations:
   Net investment income                              0.02               0.05
                                                                         ----
   Net realized and unrealized loss on               0.00(5)               --
   investments                                ---------------  ---------------
Total Loss From Investment Operations                 0.02               0.05
                                              ---------------  ---------------

Distributions To Shareholder
   Distributions from net investment income           (0.02)           (0.05)
                                              ---------------  ---------------

Net Asset Value, End of Period                $        1.         $     1.00
                                              ===============  ===============


Total Return                                        2.46%(3)           4.64%(1)
Ratios/Supplemental Data:
   Net assets, end of period (000s omitted)       $167,346           $167,891
   Ratio of expenses to average net assets          0.42%(2)(7)      0.42%(2)(4)
   Ratio of net investment income to average        4.99%(2)           6.19%(2)
   net assets

--------------
(1) For the period April 7, 2000 (commencement of operations) to December 31, 2000 and not indicative of a full year's operating results.
(2)  Annualized.
(3)  Not annualized.
(4) ETAM voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the Period April 7, 2000 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 9.42% for the period from April 7, 2000 (commencement of operations) through December 31, 2000.
(5)  Rounds to less than $0.01.
(6) Per share amounts and ratios reflect income and expenses assuming inclusion of Fund's proportionate share of the income and expenses of the Money Market Master Portfolio.
(7) Effective on or about September 10, 2001, the ratio of expenses to average net assets increased to 0.45%.

[Outside back cover page.]


The Statement of Additional Information for the Fund, dated November 30, 2001 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.


The SAI and the most recent annual report (dated December 31, 2000) and semi-annual report (dated June 30, 2001) may be obtained without charge, at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA  94025
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act File No.: 811-09093

                                  E*TRADE FUNDS

                         E*TRADE RUSSELL 2000 INDEX FUND


                       Prospectus dated November 30, 2001



This Prospectus concisely sets forth information about the E*TRADE Russell 2000 Index Fund ("Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds.


Investment Objective and Principal Investment Strategies.
The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 IndexSM. The Fund seeks to achieve its objective by investing in a master portfolio. The Master Portfolio, in turn, invests in a representative sample of those securities comprising the Russell 2000 Index.


Eligible Investors.
This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities") or hold shares through a qualified employee benefit plan. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.

About E*TRADE.
E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment adviser ("ETAM" or "Adviser"). E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

An investment in the Fund is:
o     not insured by the Federal Deposit Insurance Corporation;
o not a deposit or other obligation of, or guaranteed by, E*TRADE Bank and its affiliates; and
o     subject to investment risks, including loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS




RISK/RETURN SUMMARY..........................................................3

FEES AND EXPENSES............................................................4

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS...........................6

FUND MANAGEMENT..............................................................7

THE FUND'S STRUCTURE.........................................................9

PRICING OF FUND SHARES.......................................................9

HOW TO BUY, SELL AND EXCHANGE SHARES........................................10

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................15

TAX CONSEQUENCES............................................................15

FRANK RUSSELL COMPANY.......................................................16

FINANCIAL HIGHLIGHTS........................................................17

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index.*

Principal Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Russell 2000 Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company, rather than directly in a portfolio of securities. In turn, the Master Portfolio seeks to match the total return performance of the small-capitalization sector of the U.S. stock market by investing in a representative sample of those securities comprising the Russell 2000 Index. The Master Portfolio selects securities for investment in accordance with their capitalization, industry sector, liquidity, and valuation, among other factors, as represented in the Russell 2000 Index.

The Russell 2000 Index measures the performance of the small-capitalization sector of the U.S. equity market. The Russell 2000 Index is a capitalization-weighted index and a subset consisting of approximately the 2,000 smallest companies of the Russell 3000 Index. The Russell 3000 Index consists of the 3,000 largest companies domiciled in the U.S. and its territories and represents approximately 98% of the investable U.S. public equity market. The Russell 2000 Index currently represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the most recent reconstitution of the index, the average market capitalization of the Russell 2000 Index was approximately $466 million and the largest company in the Index had an approximate market capitalization of $1.5 billion.

Generally, the Master Portfolio attempts to be fully invested at all times in securities comprising the Russell 2000 Index. The Master Portfolio also may invest up to 10% of its total assets in futures and options and other derivative securities transactions. The Master Portfolio may also invest up to 10% of its total assets in high-quality money market instruments to provide liquidity.

Principal Risks

Stocks may rise and fall daily. The Russell 2000 Index represents the small-capitalization segment of the U.S. stock market. The Russell 2000 Index

-------------
* Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with ETAM or the Fund. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by ETAM. The Fund is not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.

may also rise and fall daily. As with any stock investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.

The Master Portfolio invests substantially in small-capitalization securities. This means the Fund's returns can be particularly affected by the risks of investing in small-capitalization companies. Small-cap companies tend to: be less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity, and have greater volatility in the price of their securities.

There is no assurance that the Fund will achieve its investment objective. The Russell 2000 Index may not appreciate, and could depreciate, while you are invested in the Fund, even if you are a long-term investor.

The Fund cannot as a practical matter own all the stocks that comprise the Russell 2000 Index in perfect correlation to the Russell 2000 Index itself. The use of futures and options on futures is intended to help the Fund better match the Russell 2000 Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the Russell 2000 Index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the stocks comprising the Russell 2000 Index.

In seeking to follow the Russell 2000 Index, the Fund will be limited as to its investments in other segments, e.g., large-cap companies, of the stock market. As a result, whenever the small-cap stock market performs worse than other segments, the Fund may underperform funds that have exposure to those segments of the market. Likewise, whenever small-cap stocks fall behind other types of investments--bonds, for instance--the Fund's performance also will lag behind those investments.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.

Performance

This Fund commenced operations on December 29, 2000. Therefore, the performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new, and therefore, has no historical expense data. Thus, the numbers under the Annual Fund Operating Expenses below are estimates.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases      None
Maximum Deferred Sales Charge (Load)                  None
Maximum Sales Charge (Load) Imposed in Reinvested     None
Dividends and other Distributions
Redemption Fee (as a percentage of redemption         1.00%
proceeds, payable only if shares are redeemed within four months of purchase)


Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
Management Fees                                       0.10%**
Distribution (12b-1) Fees                             None
Other Expenses                                        2.40%
                                                      -----
Total Annual Fund Operating Expenses                  2.50%
Fee Waiver and/or Expense Reimbursement***            (1.85)%
                                                      -------
Net Expenses                                          0.65%

* The cost reflects the expenses at both the Fund and the Master Portfolio levels.

** Management fees include a fee equal to 0.08% of daily net assets payable at the Master Portfolio level to its investment adviser and an investment advisory fee equal to 0.02% payable by the Fund to ETAM.

*** The Fee Waiver/Expense Reimbursement reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2002. As described in the section of this Prospectus titled "Fund Management -- Expense Limitation Agreement," the Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.65%.

You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees.

E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement.

You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 year1, 2          3 years1, 2
        $68                 $613

1. The costs under the 1 year estimate reflect an Expense Limitation Agreement between ETAM and the Fund to limit "Other Expenses" in the fee table on an annualized basis. The costs under the 3 year estimate, however, do not reflect the Expense Limitation Agreement. As long as the Expense Limitation Agreement is in effect, your costs are expected to be lower than the amount shown above under the 3 year estimate.

2. Reflects costs at both the Fund and Master Portfolio levels.


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index. Although there is no current intention to do so, the Fund's investment objective may be changed without shareholder approval.

Under normal market conditions, the Master Portfolio invests at least 90% of its total assets in the stocks of companies comprising the Russell 2000 Index. That portion of its assets is not actively managed but simply tries to match, before fees and expenses, the total return of the Russell 2000 Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of approximately 95% between the total return of its assets, before fees and expenses, and the total return of the Russell 2000 Index. A 100% correlation would mean the total return of the Fund's assets would increase and decrease exactly the same as the Russell 2000 Index.

The Master Portfolio may invest up to 10% of its total assets in futures and options and other derivative securities transactions and may lend its portfolio securities. The Master Portfolio may also invest up to 10% of its total assets in high-quality money market instruments to provide liquidity to pay redemptions and fees, among other reasons.

The Russell 2000 Index measures the performance of the small-capitalization sector of the U.S. public equity market. The Russell 2000 Index is a capitalization-weighted index and is a subset consisting of approximately the 2,000 smallest companies of the Russell 3000 Index. Component companies in the Index are adjusted for available float and weighted according to the market value of their available outstanding shares. The composition of the Russell 2000 Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Neither the Master Portfolio nor the Fund is managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Master Portfolio and the Fund are managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to match, to the extent feasible, and before fees and expenses, the investment characteristics of the Russell 2000 Index.

Like all stock funds, the Fund's net asset value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industry sectors.

The Fund's ability to match its investment performance to the investment performance of the Russell 2000 Index may be affected by, among other things: the Fund and the Master Portfolio's expenses; the amount of cash and cash equivalents held by the Master Portfolio's investment portfolio; the manner in which the total return of the Russell 2000 Index is calculated; the timing, frequency and size of shareholder purchases and redemptions of the Fund and the Master Portfolio; and the weighting of a particular stock in the Russell 2000 Index. The Master Portfolio uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the stocks comprising the Russell 2000 Index.

As do many index funds, the Master Portfolio also may invest in futures and options transactions and other derivative securities transactions to help minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the Index, the Fund and the Master Portfolio incur expenses and must keep a portion of their assets in cash for paying expenses and processing shareholders' orders. By using futures, the Master Portfolio potentially can offset a portion of the gap attributable to its cash holdings. However, because some of the effect of expenses remains, the Master Portfolio and the Fund's performance normally will be below that of the Russell 2000 Index. The Master Portfolio uses futures contracts to gain exposure to the Russell 2000 Index for its cash balances, which could cause the Fund to track the Russell 2000 Index less closely if the futures contracts do not perform as expected.


FUND MANAGEMENT


Investment Adviser. ETAM, a registered investment adviser, provides investment advisory services to the Fund. ETAM is a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE") and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. ETAM commenced operating in February 1999. ETAM also provides investment management services for the E*TRADE Family of Funds. As of November 12, 2001, ETAM and its affiliates, including E*TRADE Global Asset Management, manage over $13 billion in assets and are responsible for the management of E*TRADE Bank's portfolio and E*TRADE Mortgage. The team also manages E*TRADE's Bond Center, which distributes fixed income products to retail customers.


Subject to the supervision of the Board of Trustees, ETAM provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio pursuant to the Investment Advisory Agreement. ETAM may in the future manage cash and money market instruments for cash flow purposes. The Fund pays ETAM an investment advisory fee at an annual rate equal to 0.02% of the Fund's average daily net assets.

The Master Portfolio's investment adviser is Barclays Global Fund Advisors ("BGFA"). BGFA is a wholly owned direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of December 31, 2000, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $800 billion of assets. BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.08% of the Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio, and accordingly, have a favorable impact on its performance.

The Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio, as well as certain other fees paid by the Master Portfolio, such as accounting, administration, legal, and SEC registration fees.

Administrator and Shareholder Servicing Agent of the Fund. ETAM also serves as the Fund's administrator and shareholder servicing agent. In these capacities, ETAM is responsible for the business affairs and other administrative matters of the Fund and provides a variety of services to shareholders in the Fund. ETAM receives an administrative services fee equal to 0.10% of the average daily net assets of the Fund and a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

THE FUND'S STRUCTURE

The Fund is a separate series of E*TRADE Funds, a Delaware business trust organized in 1998. The Fund is a feeder fund in a master/feeder structure. Accordingly, the Fund invests all of its assets in the Master Portfolio. The Master Portfolio seeks to provide investment results that match as closely as practicable, before fees and expenses, the total return of the stocks comprising the Russell 2000 Index. In addition to selling its interests to the Fund, the Master Portfolio has and may continue to sell its interests to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the Fund.

The Fund's Board believes that, as other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Fund's Board believes should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value ("NAV") would be affected at the master and/or feeder level.

Fund  shareholders  may be  asked  to  vote on  matters  concerning  the  Master
Portfolio.

The Fund may withdraw its investments in the Master Portfolio if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund, direct management of a portfolio by ETAM or the hiring of a sub-adviser to manage the Fund's assets.

Investment of the Fund's assets in the Master Portfolio is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.


PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will not be priced on the days on which the NYSE is closed for trading.


The Fund's investment in the Master Portfolio is valued at the NAV of the portion of the Master Portfolio's interests held by the Fund. The Master Portfolio calculates the NAV (i.e., the value of its assets less liabilities) of its interests on the same day and at the same time as the Fund. The Master Portfolio's investments are valued each day the NYSE is open for business. The Master Portfolio's assets are valued generally by using available market quotations. If a market quotation is not readily available for a security or investment of the Master Portfolio, it is valued at fair value as determined in good faith by the Board of Trustees of MIP.


The Fund's NAV per share is calculated by taking the value of the Fund's net assets and dividing by the number of shares outstanding. Expenses are accrued daily and applied when determining the NAV.

The NAV for the Fund is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time), each day the NYSE is open. The Fund reserves the right to change the time at which purchases, redemptions and exchanges are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.


HOW TO BUY, SELL AND EXCHANGE SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. All shares must be held in an E*TRADE Securities account and cannot be transferred to the account of any other financial institution. However, shares held by qualified employee benefit plans may be held directly with E*TRADE Funds. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund will redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.

E*TRADE Securities reserves the right to deliver paper-based shareholder documents in certain circumstances, at no cost to the investor. Shareholder documents include prospectuses, statements of additional information, financial reports, proxies, confirmations and statements. Shareholders may obtain a printed copy of individual shareholder documents at no cost by contacting E*TRADE without revoking consent to electronic delivery generally.

In order to buy shares, you will need to: (1) open an E*TRADE Securities account; 2) deposit money in the account; and (3) execute an order to buy shares.

Step 1:  How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

Telephone. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.

STEP 2:  Funding Your Account

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

In Person. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3:  Execute an Order to Buy/Sell/Exchange Shares

Minimum Investment Requirements:

For your initial investment in the Fund                         $2,500

To buy additional shares of the Fund                            $  250

Continuing minimum investment*                                  $1,000

To invest in the Fund for your IRA, Roth IRA,                   $1,000
or one-person SEP account

To invest in the Fund for your Education IRA account            $1,000


To invest in the Fund for your UGMA/UTMA account                $2,500


To invest in the Fund for your SIMPLE, SEP-IRA,                 $1,000
Profit Sharing or Money Purchase Pension Plan, or 401(a) account

To invest in the Fund through a 401(k) Plan                     None

* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $2,500 if you initially purchased the shares on or after September 17, 2001 and up to $1,000 if you purchased the shares before September 17, 2001.

After your account is established you may use the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.

Whether you are investing in the Fund for the first time or adding to an existing investment, you can generally only buy Fund shares on-line. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.

You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: (1) affirm your consent to receive all Fund documentation electronically, (2) provide an e-mail address and (3) affirm that you have read the prospectus. The prospectus will be available for viewing and printing on our Website.

No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.

If you are already a shareholder, you may call 1-800-STOCKS5 (1-800-786-2575) to buy or sell shares by phone through an E*TRADE Securities broker for an additional fee. The fee may change from time to time and is payable to E*TRADE Securities under your E*TRADE Securities account agreement.

The Fund reserves the right to refuse a telephone redemption or exchange request if it believes it advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization.

2.    When you submit a written redemption for more than $25,000.

3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.

4.    If you add or change your name or add or remove an owner on your account.

5.    If you add or change the beneficiary on your transfer-on-death account.

For other requests or changes, access E*STATION through our Website or call 1-800-786-2575 for instructions.

You will have to wait to receive the proceeds from a redemption of your shares until the funds you used to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases, redemptions or exchanges can disrupt the Fund's investment program and increase costs. To discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. The redemption fee will also be assessed on involuntary redemptions effected by the Fund within the time period. The redemption fee will be waived for 401(k) plans and investments by other E*TRADE Funds.

Any redemption fees imposed will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the four month holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than four months, the fee will be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

The Fund may waive the redemption fee from time to time in its sole discretion. The Fund may also change the redemption fee and the period it applies for shares to be issued in the future.

Redemption In-Kind. The Fund reserves the right to honor any request for redemption or repurchases by making payment in whole or in part in readily marketable securities ("redemption in-kind"). These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's NAV. You may incur transaction expenses in converting these securities to cash.

Exchange. You may exchange your shares of the Fund for shares of another E*TRADE fund. An exchange is two transactions: a sale (or redemption) of shares of one fund and the purchase of shares of a different fund with the redemption proceeds. Exchange transactions generally may be effected on-line. If you are unable to make an exchange on-line for any reason (for example, due to Internet-related difficulties) exchanges by telephone will be made available. After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares." Shares still subject to a redemption fee will be assessed that fee if exchanged.

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.

Certain Institutional Investors. Certain institutional accounts, such as 401(k) plans and shares held by other E*TRADE funds, that are held directly with the Fund are not subject to a redemption fee or minimum investment requirements.


DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.


TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment. The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them. For example, if you sold at a gain Fund shares that you had held for more than one year as a capital asset, then your gain would be taxed at the long-term capital gains tax rate.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (30.5% for 2001 and 30% for 2002 and 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


FRANK RUSSELL COMPANY

"Frank Russell Company" and "Russell 2000 Index" are service marks of Frank Russell Company. Frank Russell Company has no relationship to the Fund, other than the licensing of the Russell 2000 Index and its service marks for use in connection with the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, except for the six-month period ended June 30, 2001, has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


--------------------------------------------------------------------------------
                                                                 Period from
                                                                 December 29,
                                                                    2000
                                                   Six          (commencement
                                               Months Ended     of operations)
                                                 6/30/01          through
For a Share Outstanding For the Period        (Unaudited)(3)     12/31/00(3)
                                              ---------------  ---------------


Net Asset Value, Beginning of Period           $       10.00          $ 10.00
                                              ---------------         -------
Loss From Investment Operations:
   Net investment income                                0.05               --
   Net realized and unrealized loss on                  0.59               --
   investments                                ---------------  ---------------
Total Loss From Investment Operations                   0.64               --
                                              ---------------  ---------------

Distributions To Shareholder
   Distributions from net investment income           (0.05)               --
                                              ---------------  ---------------

Redemption Fees Added To Paid-In Capital             0.00(4)               --
                                              ---------------  ---------------

Net Asset Value, End of Period                $     10.59       $        10.00
                                              ===============  =================

Total Return                                        6.38%(2)         0.00%(1)
Ratios/Supplemental Data:
   Net assets, end of period (000s omitted)         $ 10,678             1.00
   Ratio of expenses to average net assets          0.65%(1)               --
   Ratio of net investment income to average        0.92%(1)               --
   net assets
   Portfolio turnover rate                          9.00%(3)               --


---------------
(1) For the period December 29, 2000 (commencement of operations) to December 31, 2000 and not indicative of a full year's operating results.
(2)  Annualized
(3)  Not annualized.
(4)  Rounds to less than $0.01.

[Outside back cover page.]


The Statement of Additional Information for the Fund, dated November 30, 2001 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.


The SAI and the most recent annual report (when available) and semi-annual report (dated June 30, 2001) may be obtained without charge at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA  94025
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act No.: 811-09093

                                  E*TRADE FUNDS

                           E*TRADE S&P 500 INDEX FUND


                       Prospectus dated November 30, 2001


This Prospectus concisely sets forth information about the E*TRADE S&P 500 Index Fund ("Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds.


Investment Objective and Principal Investment Strategies.
The Fund's investment objective is to provide investment results that attempt to match the total return of the stocks making up the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing in a master portfolio that, in turn, invests in stocks and other assets and attempts to match the total return of the stocks making up the S&P 500 Index.


Eligible Investors.
This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities") or hold shares through a qualified employee benefit plan. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.

About E*TRADE.
E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment adviser ("ETAM" or "Adviser"). E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

An investment in the Fund is:
o     not insured by the Federal Deposit Insurance Corporation;
o not a deposit or other obligation of, or guaranteed by, E*TRADE Bank and its affiliates; and
o     subject to investment risks, including loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS






RISK/RETURN SUMMARY..........................................................3

FEES AND EXPENSES............................................................5

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS...........................6

FUND MANAGEMENT..............................................................8

THE FUND'S STRUCTURE.........................................................9

PRICING OF FUND SHARES......................................................10

HOW TO BUY, SELL AND EXCHANGE SHARES........................................11

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................15

TAX CONSEQUENCES............................................................15

FINANCIAL HIGHLIGHTS........................................................17

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals

The Fund's investment objective is to provide investment results that attempt to match the total return of the stocks making up the S&P 500 Index.

Principal Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company, rather than directly in a portfolio of securities. In turn, the Master Portfolio seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.* To do so, the Master Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the S&P 500 Index. The S&P 500 Index, a widely recognized benchmark for U.S. stocks, currently represents about 75% of the market capitalization of all publicly traded common stocks in the United States. The S&P 500 Index includes 500 established companies representing different sectors of the U.S. economy (including industrial, utilities, financial, and transportation) selected by Standard & Poor's.

Generally, the Master Portfolio attempts to be fully invested at all times in securities comprising the S&P 500 Index and futures and options on stock index futures, covered by liquid assets. The Master Portfolio also may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity.

Principal Risks

The stock market may rise and fall daily. The S&P 500 Index represents a significant segment of the U.S. stock market. The S&P Index may also rise and fall daily. As with any stock investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.

There is no assurance that the Fund will achieve its investment objective. The Fund incurs expenses not reflected in the S&P 500 Index returns. The S&P 500 Index may not appreciate, and could depreciate, during the time you are invested in the Fund, even if you are a long-term investor.

--------------
* "Standard & Poor's(TM)," "S&P(TM)", "S&P 500(TM)", "Standard & Poor's 500(R)", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ETAM for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See the Statement of Additional Information.

The Fund cannot as a practical matter own all the stocks that make up the S&P 500 Index in perfect correlation to the S&P 500 Index itself. The use of futures and options on futures is intended to help the Fund match the S&P 500 Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the S&P 500 Index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the stocks making up the S&P 500 Index. The Fund will also have exposure to the industries represented by those stocks.

The S&P 500 Index primarily consists of large-cap stocks. As a result, whenever these stocks perform worse than mid- or small-cap stocks, the Fund may underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever large-cap U.S. stocks fall behind other types of investments--bonds or foreign stocks, for instance--the Fund's performance also will lag behind those investments. The companies in the S&P 500 Index are also exposed to the global economy. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.


Performance

The bar chart and table that follow provide some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance, the S&P 500 Index. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

                       Calendar Year Annual Total Return

                                      2000
                                      ----
                                     -9.39%



Best quarter (% and time period)          Worst quarter (% and time period)
 2.73% (1st Quarter 2000)                 -7.93% (4th Quarter 2000)



            -----------------------------------------------------------
                          Average Annual Total Returns

                                         One Year      Since Inception

            E*TRADE S&P 500 Index Fund      -9.39%          8.11%
            S&P 500 Index*                   -9.1%         4.79%**

            -----------------------------------------------------------

* The S&P 500 Index is an unmanaged index of common stocks which include reinvestment of dividends. An investor cannot invest directly in an index.
** The Fund commenced operations on February 17, 1999. Index comparisons began on February 29, 1999.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases     None
Maximum Deferred Sales Charge (Load)                 None
Maximum Sales Charge (Load) Imposed in Reinvested    None
Dividends and other Distributions
Redemption Fee (as a percentage of redemption        1.00%
proceeds, payable only if shares are redeemed within four months of purchase)


Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
Management Fees                                      0.07%**
Distribution (12b-1) Fees                            None
Other Expenses                                       0.88%
                                                     -----
Total Annual Fund Operating Expenses                 0.95%
Fee Waiver and/or Expense Reimbursement***           (0.55)%
                                                     ------
Net Expenses                                         0.40%

* The cost reflects the expenses at both the Fund and the Master Portfolio levels.

** Management fees include a fee equal to 0.05% of daily net assets payable at the Master Portfolio level to its investment adviser and an investment advisory fee equal to 0.02% payable by the Fund to ETAM.

*** The Fee Waiver/Expense Reimbursement reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2002. As described in the section of this Prospectus titled "Fund Management -- Expense Limitation Agreement," the Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.40%.

You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees.

E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement.

You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year1, 2      3 years1, 2     5 years1, 2     10 years1, 2
$42                $253            $481             $1,138

1. The costs under the 1 year estimate reflect an Expense Limitation Agreement between ETAM and the Fund to limit "Other Expenses" in the fee table on an annualized basis. The costs under the 3, 5 and 10 year estimates, however, do not reflect the Expense Limitation Agreement. As long as the Expense Limitation Agreement is in effect, your costs are expected to be lower than the amounts shown above under the 3, 5 and 10 year estimates.

2. Reflects costs at both the Fund and Master Portfolio levels.


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS


The Fund's investment objective is to provide investment results that attempt to match the total return of the stocks making up the S&P 500 Index.


Under normal market conditions, the Master Portfolio invests at least 90% of its assets in the stocks making up the S&P 500 Index. That portion of its assets is not actively managed but simply tries to mimic the S&P 500 Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its net assets before expenses and the S&P 500 Index. A 100% correlation would mean the total return of the Master Portfolio's assets would increase and decrease exactly the same as the S&P 500 Index. The Master Portfolio also purchases and sells futures and options on stock index futures. The Master Portfolio also may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity.

Neither the Fund nor the Master Portfolio is managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund and the Master Portfolio are managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of the S&P 500 Index through computerized, quantitative techniques. The sampling techniques utilized by the Master Portfolio are expected to an effective means of substantially duplicating the investment performance of the S&P 500 Index. However, the Master Portfolio is not expected to track the S&P 500 Index with the same degree of accuracy that complete replication of the S&P 500 Index would have provided. Over time, the portfolio composition of the Master Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of the S&P 500 Index.

Many factors can affect stock market performance. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Like all stock funds, the Fund's net asset value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industries.

Since the investment characteristics and therefore, the investment risks of the Fund correspond to those of the Master Portfolio, the following discussion also includes a description of the risks associated with the investments of the Master Portfolio. The Fund's performance will correspond directly to the performance of the Master Portfolio.

The Fund's ability to match its investment performance to the investment performance of the S&P 500 Index may be affected by, among other things: the Fund and the Master Portfolio's expenses; the amount of cash and cash equivalents held by the Master Portfolio's investment portfolio; the manner in which the total return of the S&P 500 Index is calculated and the timing; frequency and size of shareholder purchases; and redemptions of both the Fund and the Master Portfolio. The Master Portfolio uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the S&P 500 Index.

The investments of the Master Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

As do many index funds, the Master Portfolio also may invest in futures and options transactions and other derivative securities transactions to help minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the Index, the Fund and the Master Portfolio incur expenses and must keep a portion of their assets in cash for paying expenses and processing shareholders' orders. By using futures, the Master Portfolio potentially can offset a portion of the gap attributable to its cash holdings. However, because some of the effect of expenses remains, the Master Portfolio and the Fund's performance normally will be below that of the S&P 500 Index. The Master Portfolio uses futures contracts to gain exposure to the S&P 500 Index for its cash balances, which could cause the Fund to track the S&P 500 Index less closely if the futures contracts do not perform as expected.

During those periods in which a higher percentage of the Master Portfolio's assets are invested in long-term bonds, the Master Portfolio's exposure to interest-rate risk will be greater because the longer maturity of such securities means they are generally more sensitive to changes in market interest rates than short-term securities.

Asset allocation and modeling strategies are employed by the Master Portfolio's investment adviser for other investment companies and accounts advised or sub-advised by it. If these strategies indicate particular securities should be purchased or sold, at the same time, by the Master Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by the Master Portfolio's investment adviser. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Master Portfolio or the price paid or received by the Master Portfolio.

The  Master  Portfolio  also  may  invest  up to  10%  of its  total  assets  in
high-quality  money  market  instruments  to  provide  liquidity.   Among  other
purposes, the Master Portfolio needs liquidity to pay redemptions and fees.

The Master Portfolio may also lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the Master Portfolio's and the Fund's performance could be reduced.

Due to market volatility, the Fund's performance may be subject to substantial short-term changes.


FUND MANAGEMENT


Investment Adviser. ETAM, a registered investment adviser, provides investment advisory services to the Fund. ETAM is a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE") and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. ETAM commenced operating in February 1999. ETAM also provides investment management services for the E*TRADE Family of Funds. As of November 12, 2001, ETAM and its affiliates, including E*TRADE Global Asset Management manage over $13 billion in assets and are responsible for the management of E*TRADE Bank's portfolio and E*TRADE Mortgage. The team also manages E*TRADE's Bond Center, which distributes fixed income products to retail customers.


Subject to the supervision of the Board of Trustees, ETAM provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio pursuant to the Investment Advisory Agreement. ETAM may in the future manage cash and money market instruments for cash flow purposes. The Fund pays ETAM an investment advisory fee at an annual rate equal to 0.02% of the Fund's average daily net assets.

The Master Portfolio's investment adviser is Barclays Global Fund Advisors ("BGFA"). BGFA is a wholly owned direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of December 31, 2000, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $800 billion of assets. BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.05% of the Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio, and accordingly, have a favorable impact on its performance.

The Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio, as well as certain other fees paid by the Master Portfolio, such as accounting, legal, and SEC registration fees.

Administrator and Shareholder Servicing Agent of the Fund. ETAM also serves as the Fund's administrator and shareholder servicing agent. In these capacities, ETAM is responsible for the business affairs and other administrative matters of the Fund and provides a variety of services to shareholders in the Fund. ETAM receives an administrative services fee equal to 0.10% of the average daily net assets of the Fund and a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.40% of the Fund's daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.


THE FUND'S STRUCTURE

The Fund is a separate series of E*TRADE Funds, a Delaware business trust organized in 1998. The Fund is a feeder fund in a master/feeder structure. Accordingly, the Fund invests all of its assets in the Master Portfolio. The Master Portfolio seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Stock Index. In addition to selling its interests to the Fund, the Master Portfolio has and may continue to sell its interests to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the Fund.

The Fund's Board believes that, as other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Fund's Board believes should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value ("NAV") would be affected at the master and/or feeder level.

Fund  shareholders  may be  asked  to  vote on  matters  concerning  the  Master
Portfolio.

The Fund may withdraw its investments in the Master Portfolio if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund, direct management of a portfolio by ETAM or the hiring of a sub-adviser to manage the Fund's assets.

Investment of the Fund's assets in the Master Portfolio is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.


PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will not be priced on the days on which the NYSE is closed for trading.


The Fund's investment in the Master Portfolio is valued at the NAV of the portion of the Master Portfolio's interests held by the Fund. The Master Portfolio calculates the NAV (i.e., the value of its assets less liabilities) of its interests on the same day and at the same time as the Fund. The Master Portfolio's investments are valued each day the NYSE is open for business. The Master Portfolio's assets are valued generally by using available market quotations. If a market quotation is not readily available for a security or investment of the Master Portfolio, it is valued at fair value as determined in good faith by the Board of Trustees of MIP.


The Fund's NAV per share is calculated by taking the value of the Fund's net assets and dividing by the number of shares outstanding. Expenses are accrued daily and applied when determining the NAV. The NAV for the Fund is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time), each day the NYSE is open. The Fund reserves the right to change the time at which purchases, redemptions and exchanges are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.


HOW TO BUY, SELL AND EXCHANGE SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. All shares must be held in an E*TRADE Securities account and cannot be transferred to the account of any other financial institution. However, shares held by qualified employee benefit plans may be held directly with E*TRADE Funds. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund will redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.

E*TRADE Securities reserves the right to deliver paper-based shareholder documents in certain circumstances, at no cost to the investor. Shareholder documents include prospectuses, statements of additional information, financial reports, proxies, confirmations and statements. Shareholders may obtain a printed copy of individual shareholder documents at no cost by contacting E*TRADE without revoking consent to electronic delivery generally.

In order to buy shares, you will need to: (1) open an E*TRADE Securities account; (2) deposit money in the account; and (3) execute an order to buy shares.


Step 1: How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

Telephone. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.


STEP 2: Funding Your Account

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

In Person. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.


STEP 3: Execute an Order to Buy/Sell/Exchange Shares

Minimum Investment Requirements:

For your initial investment in the Fund                         $2,500

To buy additional shares of the Fund                            $  250

Continuing minimum investment*                                  $1,000

To invest in the Fund for your IRA, Roth IRA,                   $1,000
or one-person SEP account

To invest in the Fund for your Education IRA account            $1,000


To invest in the Fund for your UGMA/UTMA account                $2,500


To invest in the Fund for your SIMPLE, SEP-IRA,                 $1,000
Profit Sharing or Money Purchase Pension Plan, or 401(a) account

To invest in the Fund through a 401(k) Plan                     None

* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $2,500 if you initially purchased the shares on or after September 17, 2001 and up to $1,000 if you purchased the shares before September 17, 2001.

After your account is established you may use the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.

Whether you are investing in the Fund for the first time or adding to an existing investment, you can generally only buy Fund shares on-line. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.

You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: (1) affirm your consent to receive all Fund documentation electronically, (2) provide an e-mail address and (3) affirm that you have read the prospectus. The prospectus will be readily available for viewing and printing on our Website.

No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.

If you are already a shareholder, you may call 1-800-STOCKS5 (1-800-786-2575) to buy or sell shares by phone through an E*TRADE Securities broker for an additional fee. The fee may change from time to time and is payable to E*TRADE Securities under your E*TRADE Securities account agreement.

The Fund reserves the right to refuse a telephone redemption or exchange request if it believes it advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:


A. If you transfer the ownership of your account to another individual or organization.

B.    When you submit a written redemption for more than $25,000.

C. When you request that redemption proceeds be sent to a different name or address than is registered on your account.

D.    If you add or change your name or add or remove an owner on your account.

E.    If you add or change the beneficiary on your transfer-on-death account.


For other requests or changes, access E*STATION through our Website or call 1-800-786-2575 for instructions.

You will have to wait to receive the proceeds from a redemption of your shares until the funds you used to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases, redemptions or exchanges can disrupt the Fund's investment program and increase costs. To discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. The redemption fee will also be assessed on involuntary redemptions effected by the Fund within the time period. The redemption fee will be waived for 401(k) plans and investments by other E*TRADE Funds.

Any redemption fees imposed will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the four month holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than four months, the fee will be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

The Fund may waive the redemption fee from time to time in its sole discretion. The Fund may also change the redemption fee and the period it applies for shares to be issued in the future.

Exchange. You may exchange your shares of the Fund for shares of another E*TRADE fund. An exchange is two transactions: a sale (or redemption) of shares of one fund and the purchase of shares of a different fund with the redemption proceeds. Exchange transactions generally may be effected on-line. If you are unable to make an exchange on-line for any reason (for example, due to Internet-related difficulties) exchanges by telephone will be made available. After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares." Shares still subject to a redemption fee will be assessed that fee if exchanged.

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.

Certain Institutional Investors. Certain institutional accounts, such as 401(k) plans and shares held by other E*TRADE funds, that are held directly with the Fund are not subject to a redemption fee or minimum investment requirements.


DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.


TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment.

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund. The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them. For example, if you sold at a gain Fund shares that you had held for more than one year as a capital asset, then your gain would be taxed at the long-term capital gains tax rate.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (30.5% for 2001 and 30% for 2002 and 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, except for the six-month period ended June 30, 2001, has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

--------------------------------------------------------------------------------
                                                                   Period from
                                             Six                     2/17/99
                                           Months                 (commencement of
                                            ended          Year     operations)
                                           6/30/01        ended       through
                                         (unaudited)(5)(12/31/00(5)  12/31/99(5)
                                         ------------   ----------- --------------

Net asset value, beginning of period.......  $  10.48   $  11.83        $  10.00
                                             --------   --------        --------
(Loss) income from investment operations:
   Net investment income...................      0.04       0.12            0.09
   Net realized and unrealized loss (gain)
   on investments and future contracts.....     (0.76)      (1.22)          1.84
                                            ---------   ---------       --------

Total (loss) income from investment            (0.72)      (1.10)           1.93
operations                                  ---------   ---------       --------

Distribution to Shareholders:
   Distributions from net investment income    (0.04)      (0.13)          (0.09)
   Distributions from net realized gains...        --      (0.12)          (0.01)
                                               ------   ---------       --------

Total distributions to shareholders........    (0.04)      (0.25)          (0.10)
                                            ---------   ---------       --------

Redemption fees added to paid-in-capital...     0.00(2)     0.00(2)         0.00(2)
                                             -------    --------        --------

Net asset value, end of period.............  $   9.72   $  10.48        $  11.83
                                             --------   --------        --------

Total return...............................  (6.82%)(6)    (9.39%)      19.31%(1)


Ratios/Supplemental data:
   Net assets, end of period (000s omitted)   $70,444   $62,899         $ 46,906
   Ratio of expenses to average net assets. 0.32%(4)(7)    0.32%(3)        0.32%(3)(4)
   Ratio of net investment income to
   average net assets......................   0.94%        0.95%           1.14%(4)
   Portfolio turnover rate of Master
   Portfolio...............................   4.00%         11%               7%(1)

--------------
(1) For the period February 17, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results.
(2)  Rounds to less than $0.01.
(3) ETAM voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period February 17, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.32% for the period from February 17, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
(4)  Annualized.
(5) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the S&P 500 Index Master Portfolio.
(6)  Not annualized.
(7) Effective on or about September 10, 2001, the ratio of expenses to average net assets increased to 0.40%.


[Outside back cover page.]


The Statement of Additional Information for the Fund, dated November 30, 2001 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.


The SAI and the most recent annual report (dated December 31, 2000) and semi-annual report (dated June 30, 2001) may be obtained without charge, at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA 94025
Telephone:  (650) 331-6000
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act File No.: 811-09093

                                  E*TRADE FUNDS

                          E*TRADE TECHNOLOGY INDEX FUND


                       Prospectus dated November 30, 2001


This Prospectus concisely sets forth information about the E*TRADE Technology Index Fund ("Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds.


Investment Objective and Principal Investment Strategies.
The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology (GSTI(TM) Composite) Index. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI Composite Index.


Eligible Investors.
This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities") or hold shares through a qualified employee benefit plan. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.

About E*TRADE.
E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment adviser ("ETAM" or "Adviser"). E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

An investment in the Fund is:
o     not insured by the Federal Deposit Insurance Corporation;
o not a deposit or other obligation of, or guaranteed by, E*TRADE Bank and its affiliates; and
o     subject to investment risks, including loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS




RISK/RETURN SUMMARY...........................................................3

FEES AND EXPENSES.............................................................6

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS............................7

FUND MANAGEMENT...............................................................9

PRICING OF FUND SHARES........................................................10

HOW TO BUY, SELL AND EXCHANGE SHARES..........................................10

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................15

TAX CONSEQUENCES..............................................................15

FINANCIAL HIGHLIGHTS..........................................................17

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the GSTI Composite Index.*

Principal Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI Composite Index. The Fund seeks to match, before fees and expenses, the total return performance of publicly traded common stocks in the aggregate, as represented by the GSTI Composite Index. The GSTI Composite Index is one of the broadest measures of U.S. traded technology stocks available. The GSTI Composite Index generally includes over 175 companies representing six different segments of the U.S. technology marketplace selected by Goldman Sachs & Co. (including hardware, internet, multi-media networking, semiconductors, services, and software). The GSTI Composite Index primarily consists of stocks of companies in the technology industry with capitalizations of at least $1 billion. However, it may also include companies with smaller capitalizations.

Generally, the Fund attempts to be fully invested at all times in securities comprising the GSTI Composite Index. The Fund also may invest up to 10% of its total assets in futures and options on stock index futures, covered by liquid assets and in high-quality money market instruments to provide liquidity for redemptions.

Principal Risks

The price of stocks, particularly technology stocks, may rise and fall daily. The GSTI Composite Index represents a significant segment of the U.S. market of technology stocks. Thus, the GSTI Composite Index may also rise and fall daily. As with any stock investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.

There is no assurance that the Fund will achieve its investment objective. The GSTI Composite Index may not appreciate, and could depreciate, during the time you are invested in the Fund, even if you are a long-term investor.

--------------
* "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by ETAM for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

The Fund is limited in investment to industry segments of the U.S. stock market that are generally associated with technology. Greater risk and increased volatility is associated with investments in segments of the stock market (as opposed to investments in a broader range of industries). The Fund is non-diversified which means that the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in market value of a single issuer or a limited number of issuers. Such a focused investment strategy may increase the volatility of the Fund's investment results because it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund. The technology segment can be affected by specific risks including: aggressive product prices due to competition pressure from numerous market entrants, short product cycles and product obsolescence, among others.

The Fund cannot as a practical matter own all the stocks that make up the GSTI Composite Index in perfect correlation to the GSTI Composite Index itself. The use of futures and options on futures is intended to help the Fund better match the GSTI Composite Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the GSTI Composite Index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the stocks making up the GSTI Composite Index.

In seeking to follow the GSTI Composite Index, the Fund will be limited as to its investments in other segments of the U.S. stock market. As a result, whenever the technology segment of the U.S. stock market performs worse than other segments, the Fund may underperform funds that have exposure to those segments of the market. Likewise, whenever technology stocks fall behind other types of investments--bonds, for instance--the Fund's performance also will lag behind those investments. The Fund may also invest in securities of foreign issuers to the extent that such issuers are included in the GTSI Composite Index.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.

Performance

The bar chart and table that follow provide some indication of the risks of investing in the Fund by comparing the Fund's performance with two broad measures of market performance, the GSTI Index and the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


                       Calendar Year Annual Total Return


                                      2000
                                      ----
                                    -38.02%



Best quarter (% and time period)          Worst quarter (% and time period)
15.83% (1st Quarter 2000)                 -34.9% (4th Quarter 2000)


            -----------------------------------------------------------
                          Average Annual Total Returns

                                         One Year      Since
                                                       Inception***

            E*TRADE Technology Index        -38.02%        -8.45%
            Fund
            GSTI Index*                     -37.84%       -8.26%***
            S&P 500 Index**                 -9.39%        1.17%***
            -----------------------------------------------------------

* The GSTI Index is an unmanaged index of common stocks which include reinvestment of dividends. An investor cannot invest directly in an index.
** The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies and includes reinvestment of dividends. An investor cannot invest directly in an index.
*** The Fund commenced operations on August 13, 1999. Index comparisons began on
    August 31, 1999.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                      None
Maximum Deferred Sales Charge (Load)                                  None
Maximum Sales Charge (Load) Imposed in Reinvested
Dividends and other Distributions                                     None
Redemption Fee (as a percentage of redemption                         1.00%
proceeds, payable only if shares are redeemed within four months of purchase)


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                     0.25%
Distribution (12b-1) Fees                                           None
Other Expenses                                                      1.26%
                                                                    -----
Total Annual Fund Operating Expenses                                1.51%
Fee Waiver and/or Expense Reimbursement*                            (0.66)%
                                                                    -------
Net Expenses                                                        0.85%

* The Fee Waiver/Expense Reimbursement reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2002. As described in the section of this Prospectus titled "Fund Management -- Expense Limitation Agreement," the Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.85%.

You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees.

E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement.

You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 year1             3 years1            5 years1            10 years1
        $89                 $420                $774               $1,775

1. The costs under the 1 year estimate reflect an Expense Limitation Agreement between ETAM and the Fund to limit "Other Expenses" in the fee table on an annualized basis. The costs under the 3, 5 and 10 year estimates, however, do not reflect the Expense Limitation Agreement. As long as the Expense Limitation Agreement is in effect, your costs are expected to be lower than the amounts shown above under the 3, 5 and 10 year estimates.


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS


The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the GTSI Composite Index.


Under normal market conditions, the Fund invests at least 90% of its total assets in the stocks making up the GSTI Composite Index. That portion of its assets is not actively managed but simply tries to match the total return of the GSTI Composite Index. The Fund attempts to achieve, in both rising and falling markets, a correlation of approximately 95% between the capitalization-weighted total return of its assets before fees and expenses and the GSTI Composite Index. A 100% correlation would mean the total return of the Fund's assets would increase and decrease exactly the same as the GSTI Composite Index. The Fund also purchases and sells futures and options on stock index futures. The Fund also may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity to pay redemptions and fees, among other reasons. The Fund may also engage in securities lending of its portfolio securities.

The GSTI Composite Index is one of the broadest measures of U.S. traded technology stocks available. The GSTI Composite Index generally includes over 175 companies representing six different component segments of the U.S.
technology marketplace selected by Goldman Sachs & Co. (including hardware, internet, multi-media networking, semiconductors, services, and software). There is no limit as to how many companies are included in the GSTI Composite Index. Performance of the index is compiled by using a modified-cap weighted calculation to limit the extent that large-cap stocks can dominate the index. The GSTI Composite Index primarily consists of stocks of companies with capitalization of at least $1 billion. However, the index may include companies with smaller capitalizations. Smaller capitalized companies may be more volatile and less liquid than larger capitalized companies.

Generally, the technology industry segments may be more susceptible to effects caused by changes in the economic climate, overall market volatility, or regulatory changes. The technology industry segments are experiencing an increasing rate of innovation and competition. As such, many companies in the GSTI Composite Index are exposed to product obsolescence and downward pricing pressures which may have adverse effects on a company's stock price. While the stocks of many companies in the technology segment of the industry have experienced substantial appreciation, there can be no assurance that they will continue to appreciate, retain their current values or not depreciate.

The Fund may also invest in securities of foreign issuers to the extent such issuers are included in the GSTI Composite Index. The Fund does not anticipate investments in securities to be a significant strategy but such investments may expose the Fund to special risks and considerations not typically associated with investing in U.S. companies. Such risks may include, among others, different accounting, auditing and financial reporting standards, higher commission rates, adverse changes in regulatory structures, and political, social and monetary developments that could affect U.S. investments in foreign countries.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund is managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of the GSTI Composite Index.

Like all stock funds, the Fund's net asset value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industries.

The Fund's ability to match its investment performance to the investment performance of the GSTI Composite Index may be affected by, among other things: the Fund's expenses; the amount of cash and cash equivalents held by the Fund's investment portfolio; the manner in which the total return of the GSTI Composite Index is calculated; the timing, frequency and size of shareholder purchases and redemptions of the Fund, and the weighting of a particular stock in the GSTI Composite Index. The Fund uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the GSTI Composite Index.

As do many index funds, the Fund also may invest in futures and options transactions and other derivative securities transactions to help minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the index, the Fund incurs expenses and must keep a portion of its assets in cash for paying expenses and processing shareholders orders. By using futures, the Fund potentially can offset a portion of the gap attributable to their cash holdings. However, because some of the effect of expenses remains, the Fund's performance normally will be below that of the GSTI Composite Index. The Fund uses futures contracts to gain exposure to the GSTI Composite Index for its cash balances, which could cause the Fund to track the GSTI Composite Index less closely if the futures contracts do not perform as expected.

Due to market volatility, the Fund's performance may be subject to substantial short-term changes.


FUND MANAGEMENT


Investment Adviser. ETAM, a registered investment adviser, provides investment advisory services to the Fund. ETAM is a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE") and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. ETAM commenced operating in February 1999. As of November 12, 2001, ETAM and its affiliates including E*TRADE Global Asset Management, manage over $13 billion in assets and are responsible for the management of E*TRADE Bank's portfolio and E*TRADE Mortgage. The team also manages E*TRADE's Bond Center which distributes fixed income products to retail customers.


Subject to the supervision of the Board of Trustees, ETAM provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio pursuant to the Investment Advisory Agreement. ETAM may in the future manage cash and money market instruments for cash flow purposes. The Fund pays ETAM an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets.

ETAM has entered into a subadvisory agreement ("Subadvisory Agreement") with Barclays Global Fund Advisors ("BGFA") to delegate the day-to-day discretionary management of the Fund's assets. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of December 31, 2000, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $800 billion of assets. ETAM pays BGFA a fee out of its investment advisory fee at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million; 0.15% of daily net assets on amounts between $200 million and $500 million; and 0.12% of daily net assets on amounts above $500 million. BGFA is not compensated directly by the Fund. The Subadvisory Agreement may be terminated by the Board.

Administrator and Shareholder Servicing Agent of the Fund. ETAM also serves as the Fund's administrator and shareholder servicing agent. In these capacities, ETAM is responsible for the business affairs and other administrative matters of the Fund and provides a variety of services to shareholders in the Fund. ETAM receives an administrative services fee equal to 0.15% of the average daily net assets of the Fund and a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.85% of the Fund's daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. The Fund's investments are valued each day the NYSE is open for business as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time). The Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists. Shares will not be priced on the days on which the NYSE is closed for trading. Foreign issuers with common shares included in the GTSI Composite may also have securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when you will not be able to purchase, redeem or exchange the Fund's shares.

Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Fund's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board. Expenses are accrued daily and applied when determining the NAV.


HOW TO BUY, SELL AND EXCHANGE SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. All shares must be held in an E*TRADE Securities account and cannot be transferred to the account of any other financial institution. However, shares held by qualified employee benefit plans may be held directly with E*TRADE Funds. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund will redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.

E*TRADE Securities reserves the right to deliver paper-based shareholder documents in certain circumstances, at no cost to the investor. Shareholder documents include prospectuses, statements of additional information, financial reports, proxies, confirmations and statements. Shareholders may obtain a printed copy of individual shareholder documents at no cost by contacting E*TRADE without revoking consent to electronic delivery generally.

In order to buy shares, you will need to: 1) open an E*TRADE Securities account;
2) deposit money in the account; and 3) execute an order to buy shares.

Step 1: How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

Telephone. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.

STEP 2: Funding Your Account

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

In Person. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell/Exchange Shares

Minimum Investment Requirements:

For your initial investment in the Fund                         $2,500

To buy additional shares of the Fund                            $  250

Continuing minimum investment*                                  $1,000

To invest in the Fund for your IRA, Roth IRA,                   $1,000
or one-person SEP account

To invest in the Fund for your Education IRA account            $1,000


To invest in the Fund for your UGMA/UTMA account                $2,500


To invest in the Fund for your SIMPLE, SEP-IRA,                 $1,000
Profit Sharing or Money Purchase Pension Plan, or 401(a) account

To invest in the Fund through a 401(k) Plan                     None

* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $2,500 if you initially purchased the shares on or after September 17, 2001 and up to $1,000 if you purchased the shares before September 17, 2001.

After your account is established you may use the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.

Whether you are investing in the Fund for the first time or adding to an existing investment, you can generally only buy Fund shares on-line. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.

You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: (1) affirm your consent to receive all Fund documentation electronically, (2) provide an e-mail address and (3) affirm that you have read the prospectus. The prospectus will be readily available for viewing and printing on our Website.

No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.

If you are already a shareholder, you may call 1-800-STOCKS5 (1-800-786-2575) to buy or sell shares by phone through an E*TRADE Securities broker for an additional fee. The fee may change from time to time and is payable to E*TRADE Securities under your E*TRADE Securities account agreement.

The Fund reserves the right to refuse a telephone redemption or exchange request if it believes it advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization.

2.    When you submit a written redemption for more than $25,000.

3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.

4.    If you add or change your name or add or remove an owner on your account.

5.    If you add or change the beneficiary on your transfer-on-death account.

For other requests or changes, access E*STATION through our Website or call 1-800-786-2575 for instructions.

You will have to wait to receive the proceeds from a redemption of your shares until the funds you used to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases, redemptions or exchanges can disrupt the Fund's investment program and increase costs. To discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. The redemption fee will also be assessed on involuntary redemptions effected by the Fund within the time period. The redemption fee will be waived for 401(k) plans and investments by other E*TRADE Funds.

Any redemption fees imposed will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the four month holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than four months, the fee will be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

The Fund may waive the redemption fee from time to time in its sole discretion. The Fund may also change the redemption fee and the period it applies for shares to be issued in the future.

Redemption In-Kind. The Fund reserves the right to honor any request for redemption or repurchases by making payment in whole or in part in readily marketable securities ("redemption in-kind"). These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's NAV. You may incur transaction expenses in converting these securities to cash.

Exchange. You may exchange your shares of the Fund for shares of another E*TRADE fund. An exchange is two transactions: a sale (or redemption) of shares of one fund and the purchase of shares of a different fund with the redemption proceeds. Exchange transactions generally may be effected on-line. If you are unable to make an exchange on-line for any reason (for example, due to Internet-related difficulties) exchanges by telephone will be made available. After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares." Shares still subject to a redemption fee will be assessed that fee if exchanged.

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.

Certain Institutional Investors. Certain institutional accounts, such as 401(k) plans and shares held by other E*TRADE funds, that are held directly with the Fund are not subject to a redemption fee or minimum investment requirements.


DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.


TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment.

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them. For example, if you sold at a gain Fund shares that you had held for more than one year as a capital asset, then your gain would be taxed at the long-term capital gains tax rate.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (30.5% for 2001 and 30% for 2002 and 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, except for the six-month period ended June 30, 2001, has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

----------------------------------------------------------------------------------
                                                                     Period from
                                              Six                      8/13/99
                                           Months                  (commencement of
                                             Ended        Year       operations)
                                            6/30/01       ended        through
                                           (Unaudited)  12/31/00       12/31/99
                                           ----------   ----------  --------------

Net asset value, beginning of period......    $ 8.21    $ 14.21          $ 10.00
                                                        -------          -------
Income from investment operations:
   Net investment loss....................    (0.02)     (0.08)            (0.01)
   Net realized and unrealized gain           (1.40)      (5.32)            4.75
   (loss) on investments..................    --------  -------          -------
Total income (loss) from investment           (1.42)      (5.40)            4.74
   operations.............................    --------  -------          -------

Distribution to Shareholders:
   Distributions from net realized gains..        --       (0.65)          (0.58)
                                              --------  ---------        -------

Redemption fees added to paid-in-capital..     --(5)       0.05            0.05
                                              --------  ---------       --------

Net asset value, end of period............   $  6.79      $  8.21        $ 14.21
                                             =======      =======        =======

Total return.............................. (17.30%)(3)   (38.02%)       47.71%(1)

Ratios/Supplemental data:
   Net assets, end of period (000s
   omitted)...............................   $ 49,025     $ 55,514      $ 44,971
   Ratio of expenses to average net assets      0.85%(2)     0.85%(4)   0.85%(2)(4)
   Ratio of net investment income to
   average net assets..................... (0.66%)(2)       (0.70%)      (0.49%)(2)
   Portfolio turnover rate................ 15.83%(3)        27.82%        35.77%(1)

---------------
(1) For the period August 13, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results.
(2)  Annualized.
(3)  Not annualized.
(4) ETAM voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period August 13, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.85% for the period from August 13, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
(5)  Rounds to less than $0.01.

[Outside back cover page.]


The Statement of Additional Information for the Fund, dated November 30, 2001 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.


The SAI and the most recent annual report (dated December 31, 2000) and semi-annual report (dated June 30, 2001) may be obtained without charge, at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA  94025
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act File No.: 811-09093

                                  E*TRADE FUNDS

                       E*Trade Financial Sector Index Fund
                        E*Trade International Index Fund
                        E*Trade Premier Money Market Fund
                         E*Trade Russell 2000 Index Fund
                           E*Trade S&P 500 Index Fund
                          E*Trade Technology Index Fund

                       Statement of Additional Information


                             Dated November 30, 2001



This Statement of Additional Information ("SAI") relates to each series of E*TRADE Funds ("Trust") listed above (each a "Fund" or, collectively, the "Funds"). This SAI is not a prospectus and should be read together with each Fund's Prospectus dated November 30, 2001, (as amended from time to time). Unless otherwise defined herein, capitalized terms have the meanings given them in each Fund's Prospectus.


To obtain a free copy of a Fund's Prospectus and the most recent semi-annual report (dated June 30, 2001) and annual report to shareholders (dated December 31, 2000 and incorporated herein by reference), if available, please access our Website online (www.etradefunds.etrade.com) or call our toll-free number at
(800) 786-2575. Other information on the Website is not incorporated by reference into this SAI unless specifically noted. Only customers of E*TRADE Securities, Inc. ("E*TRADE Securities") who consent to receive all information about a Fund electronically may invest in that Fund.

                                TABLE OF CONTENTS


                                                                            Page


HISTORY OF E*TRADE FUNDS.....................................................3

THE FUNDS....................................................................3

INVESTMENT STRATEGIES AND RISKS..............................................4

FUNDS' POLICIES.............................................................21

TRUSTEES AND OFFICERS.......................................................30

INVESTMENT ADVISORY AND OTHER SERVICES......................................34

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION..............................40

ORGANIZATION, DIVIDEND AND VOTING RIGHTS....................................43

SHAREHOLDER INFORMATION.....................................................44

TAXATION....................................................................46

UNDERWRITER.................................................................51

MASTER PORTFOLIO ORGANIZATION...............................................51

PERFORMANCE INFORMATION.....................................................52

LICENSES....................................................................56

APPENDIX....................................................................60

HISTORY OF E*TRADE FUNDS

The Trust is organized as a Delaware business trust and was formed on November 4, 1998. The Trust is governed by a Board of Trustees ("Board") which has the responsibility for the overall management of the Trust.

THE FUNDS

The Trust currently consists of nine individual series. Each series is classified as an open-end management investment company. The E*TRADE Asset Allocation Fund ("Asset Allocation Fund"), E*TRADE Bond Fund ("Bond Fund"), E*TRADE International Index Fund ("International Fund"), E*TRADE Premier Money Market Fund ("Premier Money Market Fund"), E*TRADE Russell 2000 Index Fund ("Russell 2000 Fund"), and E*TRADE S&P 500 Index Fund ("S&P 500 Fund") are diversified series of the Trust. The E*TRADE E-Commerce Index Fund ("E-Commerce Fund"),1 E*TRADE Financial Sector Index Fund ("Financial Sector Fund") and E*TRADE Technology Index Fund ("Technology Fund) are non-diversified series of the Trust. E*TRADE Asset Management, Inc. ("ETAM") serves as the investment adviser for each Fund.

The Asset Allocation Fund, Bond Fund and E-Commerce Fund each has a separate SAI containing additional information about the Asset Allocation Fund, Bond Fund and E-Commerce Fund, respectively.

The International Fund, Premier Money Market Fund, Russell 2000 Fund, and S&P 500 Fund (each a "Feeder Fund" and, collectively, "Feeder Funds") invest all of their assets in the International Index Master Portfolio ("International Master Portfolio"), the Money Market Master Portfolio ("Money Market Master Portfolio"), the Russell 2000 Index Master Portfolio ("Russell 2000 Master Portfolio"), and the S&P 500 Index Master Portfolio ("S&P 500 Master Portfolio") (each a "Master Portfolio" and, collectively, "Master Portfolios"), respectively, in a master/feeder structure. The Master Portfolios are each a separate series of the Master Investment Portfolio ("MIP"), a registered investment company. The Master Portfolios' investment adviser is Barclays Global Fund Advisors ("BGFA"). In addition to selling its shares to a Feeder Fund, each Master Portfolio has and may continue to sell its shares to certain other mutual funds or other accredited investors ("Interestholders"). The expenses and, correspondingly, the returns of other Interestholders in a Master Portfolio may differ from those of the corresponding Feeder Fund.

---------------
1 The E-Commerce Fund is scheduled to be merged with and into the Technology Fund on or about December 7, 2001.

The Board believes that, as other investors invest their assets in a Feeder Fund and Interestholders invest their assets in the corresponding Master Portfolio in which the Feeder Fund invests, certain economic efficiencies may be realized with respect to the Feeder Fund and the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by a Master Portfolio (and the other Interestholders in that Master Portfolio) or the corresponding Feeder Fund would be spread across a larger asset base as more Interestholders invest in the Master Portfolio. However, if an investor or an Interestholder withdraws its investment from a Master Portfolio or Feeder Fund, respectively, the economic  efficiencies  (e.g.,  spreading  fixed expenses  across a larger asset base) that the Board believes should be available through investment in the Feeder Fund, and in turn, the Master Portfolio, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value ("NAV") would be affected at the master and/or feeder level.

Each Feeder Fund may withdraw its investments in its Master Portfolio if the Feeder Fund's Board of Trustees determines that it is in the best interests of the Feeder Fund and its shareholders to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Feeder Fund in another pooled investment entity having the same investment objective as the Feeder Fund, direct management of a portfolio by ETAM, or the hiring of a sub-adviser to manage the Feeder Fund's assets.

Investment of each Feeder Fund's assets in its corresponding master portfolio is not a fundamental policy of any Feeder Fund and a shareholder vote is not required for any Feeder Fund to withdraw its investment from its corresponding Master Portfolio.

INVESTMENT STRATEGIES AND RISKS

The following supplements the discussion in each Fund's Prospectus of the investment strategies, policies and risks of each Fund or, with respect to each Feeder Fund, its Master Portfolio, as appropriate. Because a Feeder Fund invests all of its assets in a Master Portfolio, references in this section to a Feeder Fund may refer to the investment strategies, policies and risks of the corresponding Master Portfolio.

These investment strategies and policies may be changed without approval of the shareholders of the Funds or of the Master Portfolios, unless otherwise noted.

Asset Backed Securities. The Money Market Master Portfolio may purchase asset-backed securities, which are securities backed by installment contracts, credit-card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The Money Market Master Portfolio may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the Investment Company Act of 1940, as amended ("1940 Act").

Bank Obligations. Each Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay a fund deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by each Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed-rate, floating- rate or variable-rate notes and bonds.

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting domestic obligations, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper and Short-Term Corporate Debt Instruments. Each Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. ETAM monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

Each Fund may also invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. Each Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's Investors Service, Inc. ("Moody's"), or "AA" by Standard & Poor's Corporation ("S&P"). Subsequent to purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. ETAM will consider such an event in determining whether a Fund should continue to hold the obligation. To the extent a Fund continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P or other nationally recognized statistical rating organizations ("NRSROs") may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other NRSROs are more fully described in the attached Appendix.

Floating-rate and variable-rate obligations. Each Fund may purchase floating-rate and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months. Variable rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if ETAM determines that at the time of investment the obligations are of comparable quality to the other obligations in which a Fund may invest. ETAM considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in a Fund's portfolio. A Fund will not invest more than 10% of the value of its total net assets in floating-rate or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

Derivatives. Each Fund may invest in one or more types of derivatives. Derivatives generally are financial products or instruments that derive their value from the value of one or more underlying assets, reference rates or indices. Derivatives in which the Funds may invest include, but are not limited to: asset-backed securities, foreign currency futures contracts, forward foreign currency exchange contracts, futures contracts, hybrid instruments, and options transactions. Further information about these instruments and the risks involved in their use are contained under the descriptions of each of these instruments elsewhere in this SAI.

Foreign Currency Futures Contracts. The International Master Portfolio may attempt to hedge or protect the value of its securities by purchasing and selling foreign currency futures contracts. A foreign currency futures contract is an agreement between two parties for the future delivery of a specified currency at a specified time and at a specified price. A "sale" of a futures contract means the contractual obligation to deliver the currency at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission
("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange.

While futures contracts based on currencies do provide for the delivery and acceptance of a particular currency, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. The International Master Portfolio will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, the International Master Portfolio must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the International Master Portfolio may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable.

Purchase and Sale of Currency Futures Contracts. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, the International Master Portfolio may buy or sell currency futures contracts. If a fall in exchange rates for a particular currency is anticipated, the International Master Portfolio may sell a currency futures contract as a hedge. If it is anticipated that exchange rates will rise, the International Master Portfolio may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the International Master Portfolio intends to purchase. These futures contracts will be used only as a hedge against anticipated currency rate changes.

A currency futures contract sale creates an obligation by the International Master Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified futures time for a special price. A currency futures contract purchase creates an obligation by the International Master Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.

In connection with transactions in foreign currency futures, the International Master Portfolio will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

Risk Factors Associated with Futures Transactions. The International Master Portfolio may enter into transactions in futures contracts and options on futures contracts, each of which involves risk. The futures contracts and options on futures contracts that the International Master Portfolio may purchase may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part from the prices of other securities or specified assets, indices or rates. The International Master Portfolio intends to use future contracts and options as part of its short-term liquidity holdings an/or substitutes for comparable market positions in the underlying securities. The effective use of futures strategies depends on, among other things, the International Master Portfolio's ability to terminate futures positions at times when BGFA deems it desirable to do so. Although the International Master Portfolio will not enter into a futures position unless BGFA believes that a liquid secondary market exists for such future, there is no assurance that the International Master Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The International Master Portfolio generally expects that its futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges.

Futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

The use of futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of futures strategies also depends on the ability of BGFA to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

In addition to the foregoing risk factors, the following sets forth certain information regarding the potential risks associated with the International Master Portfolio's futures transactions.

Risk of Imperfect Correlation. The International Master Portfolio's ability effectively to hedge currency risk through transactions in foreign currency futures depends on the degree to which movements in the value of the currency underlying such hedging instrument correlate with movements in the value of the relevant securities held by the International Master Portfolio. If the values of the securities being hedged do not move in the same amount or direction as the underlying currency, the hedging strategy for the International Master Portfolio might not be successful and the International Master Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the currency underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the International Master Portfolio's overall return could be less than if the hedging transactions had not been undertaken.

Under certain extreme market conditions, it is possible that the International Master Portfolio will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the International Master Portfolio.

The International Master Portfolio will purchase or sell futures contracts only if, in BGFA's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the International Master Portfolio's portfolio for the hedge to be effective. There can be no assurance that BGFA's judgment will be accurate.

Potential Lack of a Liquid Secondary Market. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require the International Master Portfolio to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market may be lacking. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the International Master Portfolio will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the International Master Portfolio, which could require the International Master Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the International Master Portfolio's ability effectively to hedge its securities, or the relevant portion thereof.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Trading and Position Limits. Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. BGFA does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the International Master Portfolio's investments.

Regulations on the Use of Futures Contracts. Regulations of the CFTC require that the International Master Portfolio enter into transactions in futures contracts for hedging purposes only, in order to assure that it is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by the International Master Portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Master Portfolio, and accrued profits on such positions. In addition, the International Master Portfolio may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the International Master Portfolio's total assets.

When the International Master Portfolio purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be segregated with the International Master Portfolio's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

The International Master Portfolio's ability to engage in the hedging transactions described herein may be limited by the policies and concerns of various Federal and state regulatory agencies. Such policies may be changed by vote of the International Master Portfolio's board of trustees.

BGFA uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the International Master Portfolio's investment objective, does not expose the International Master Portfolio's board of trustees to undue risk and is closely monitored. These procedures include providing periodic reports to the International Master Portfolio's board of trustees concerning the use of derivatives.

Foreign Securities. The foreign securities in which a Fund may invest include common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

Investments in foreign securities, including American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") and similar securities, involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Generally, multinational companies may be more susceptible to effects caused by changes in the economic climate and overall market volatility.

Obligations of Foreign Governments, Banks and Supranational Entities. Each Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment adviser to be of comparable quality to the other obligations in which a Fund may invest.

To the extent that such investments are consistent with their respective investment objectives, each Fund (except the Money Market Master Portfolio) may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World
Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of a Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Each Fund may also invest a portion of their total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

International Master Portfolio. The International Master Portfolio may invest in foreign securities through ADRs, Canadian Depositary Receipts ("CDRs"), EDRs, International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

For temporary defensive purposes, the International Master Portfolio may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

Investment Companies. From time to time, investments in other investment companies may be the most effective available means by which the International Master Portfolio may invest in securities of issuers in certain countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, the International Master Portfolio would continue to pay its own management fees and other expenses.

Investment income on certain foreign securities in which the International Master Portfolio may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the International Master Portfolio would be subject.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although a Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

Certain of the securities in which a Fund may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. A Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. Each Fund will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to each Fund and its commitments to purchase when-issued securities. If the value of these assets declines, each Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Forward Foreign Currency Exchange Contracts. The International Master Portfolio's investments in foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. To attempt to minimize risks to the International Master Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies, the International Master Portfolio may engage in foreign currency transactions on a spot (i.e., cash) basis and may purchase or sell forward foreign currency exchange contracts ("forward contracts"). The International Master Portfolio may also purchase and sell foreign currency futures contracts (see "Foreign Currency Futures Contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers.

Forward contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and is traded at a net price without commission. The International Master Portfolio will direct its custodian, to the extent required by applicable regulations, to segregate high grade liquid assets in an amount at least equal to its obligations under each forward contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the International Master Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The International Master Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when BGFA believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the International Master Portfolio's securities denominated in such foreign currency, or when BGFA believes that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

The International Master Portfolio may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where BGFA believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the portfolio securities are denominated (a "cross-hedge").

Foreign currency hedging transactions are an attempt to protect the International Master Portfolio against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

The cost to the International Master Portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. BGFA considers on an ongoing basis the creditworthiness of the institutions with which the International Master Portfolio enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the International Master Portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Funding Agreements. The Money Market Master Portfolio may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The Money Market Master Portfolio will purchase short-term funding agreements only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more.

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Money Market Master Portfolio's board of trustees may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Money Market Master Portfolio's board of trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of the Money Market Master Portfolio's assets than if the value were based on available market quotations.

Futures Contracts and Options Transactions. Each Fund, except the Money Market Master Portfolio, may use futures as a substitute for a comparable market position in the underlying securities.

Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments on variation margin.

Each Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index on or before the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

The use of these strategies involves certain special risks, including (1) the fact that skills needed to use hedging instruments are different from those needed to select portfolio securities, (2) possible imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the investments being hedged, (3) the fact that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments and (4) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions and the possible inability of the Fund to close out or to liquidate its hedged position.

A Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. In addition, a Fund may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of that Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit.
Pursuant to regulations or published positions of the SEC, a Fund may be required to segregate liquid portfolio securities, including cash, in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Future Developments. Each Fund, except the Money Market Master Portfolio, may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by a Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objectives and legally permissible for that Fund.

Illiquid securities. To the extent that such investments are consistent with its investment objective, each Fund, except the Money Market Master Portfolio, may invest up to 15% (10% for the Money Market Master Portfolio) of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which each Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Index Funds. Each Fund, except the Premier Money Market Fund, is an index fund. The net asset value of index funds and funds which are not actively managed may be disproportionately affected by, among other things, the following risks: short-term and long-term changes in the characteristics of the companies whose securities make up an index; index rebalancing, which may result in reduced returns or volatility for and affect the portfolio turnover rate of a Fund; modifications in the criteria for companies selected to make up an index; for the Financial Sector Fund and Technology Fund, modifications in the criteria for companies selected to make up either Fund's holdings due to regulatory limits on each Fund's holdings of securities issued by E*TRADE Group, Inc. ("E*TRADE Group") (which is currently in the indices in which these Funds invest); suspension or termination of the operation of an index; and the activities of issuers whose market capitalization represents a disproportionate amount of the total market capitalization of the index.

Initial Public Offerings. Although it is not a principal investment strategy, the Russell 2000 Master Portfolio may purchase shares issued in initial public offerings ("IPOs") in anticipation of such shares becoming part of the Russell 2000 Index. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involve a greater potential for the value of their securities to be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particularly volatile at the time of its IPO and for a period thereafter. Because of the nature of IPOs and the fact that such securities may not be part of the Russell 2000 Index at the time of the Russell 2000 Master Portfolio's purchase, those investments in IPOs may cause the Russell 2000 Master Portfolio to track the Russell 2000 Index less closely and may cause the Russell 2000 Master Portfolio's and, accordingly, the Russell 2000 Fund's performance to track the Russell 2000 Index less closely.

Investment Company Securities. Each Fund may invest in securities issued by other open-end management investment companies that principally invest in securities of the type in which each Fund invests as permitted under the 1940 Act. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. Each Fund may also purchase shares of exchange-listed closed-end funds. See also the earlier discussion of the International Master Portfolio under the section titled "Foreign Securities-Investment Companies."

Letters of Credit. Certain of the debt obligations, certificates of participation, commercial paper and other short-term obligations which each Fund is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must be of investment quality comparable to other permitted investments of a Fund.

Loan Participation Agreements. The Money Market Master Portfolio may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Money Market Master Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Money Market Master Portfolio derives its rights from the intermediary bank that sold the loan participation. Such loans must be to issuers in whose obligations the Money Market Master Portfolio may invest. Any participation purchased by a Money Market Master Portfolio must be sold by an intermediary bank in the United States with assets exceeding $1 billion.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for the Money Market Master Portfolio to assert its rights against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Money Market Master Portfolio could be subject to delays, expenses, and risks which are greater than those that would have been involved if the Money Market Master Portfolio had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Master Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Money Market Master Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Money Market Master Portfolio may be treated as illiquid. If a loan participation is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the board of trustees of MIP. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of the Money Market Master Portfolio's assets than if the value were based on available market quotations.

Municipal Obligations. The Money Market Master Portfolio may invest in municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax receipts, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a state maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

The Money Market Master Portfolio will invest in "high-quality" (as that term is defined in Rule 2a-7 under the 1940 Act) long-term municipal bonds, municipal notes and short-term commercial paper, with remaining maturities not exceeding 13 months.

Participation Interests. The Money Market Master Portfolio may invest in participation interests of any type of security in which it may invest. A participation interest gives it an undivided interest in the underlying securities in the proportion that its participation interest bears to the total principal amount of the underlying securities.

Pass-Through Obligations. Certain of the debt obligations in which the Money Market Master Portfolio may invest may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of the Money Market Master Portfolio to the extent it invests in such obligations. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations.

Privately Issued Securities. Each Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A ("Rule 144A Securities") under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to each Fund. Privately issued or Rule 144A securities that are determined by ETAM or BGFA to be "illiquid" are subject to each Fund's policy of not investing more than 15% of its net assets in illiquid securities (10% for the Money Market Master Portfolio). ETAM and BGFA, under guidelines approved by the Board of Trustees of the Trust and the board of trustees of MIP, respectively, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).


Repurchase Agreements. Each Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A Fund may enter into repurchase agreements wherein the seller of a security to that Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. Investors Bank & Trust Company ("IBT"), as custodian, has custody of, and holds in a segregated account, securities acquired as collateral by a Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission ("SEC") to be loans by a Fund. Each Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by that Fund, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price. ETAM and/or BGFA monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by a Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by a Fund may be delayed or limited.

While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to a Fund in connection with insolvency proceedings), it is the policy of ETAM and BGFA to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. ETAM and BGFA consider on an ongoing basis the creditworthiness of the institutions with which a Fund enters into repurchase agreements.


Securities Lending. Each Fund may lend securities from their portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether to lend a security to a particular broker, dealer or financial institution, a Fund's investment adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that A Fund may receive as collateral will not become part of that Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, a Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which a Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and a Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

Securities Related Businesses. The 1940 Act limits the ability of each Fund to invest in securities issued by companies deriving more than 15% of their gross revenues from securities related activities ("financial companies"). If the index in which a Fund invests provides a higher concentration in one or more financial companies, that Fund may experience increased tracking error due to the limitations on investments in such companies. For example, the Financial Sector Fund tracks the Dow Jones U.S. Financial Sector Index ("DJFS Index"), which measures the performance of the financial economic sector of the U.S. public equity market and includes financial companies. Consequently, the Financial Sector Fund may experience increased tracking error to the extent that it is limited in investing in the securities of those financial companies comprising the DJFS Index.

Short-term instruments for Temporary Investment Purposes. Each Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions or when "defensive" strategies are appropriate. The instruments in which a Fund may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by ETAM or BGFA; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of ETAM or BGFA are of comparable quality to obligations of U.S. banks which may be purchased by each Fund.

Unrated, Downgraded and Below Investment Grade Investments. Each Fund may purchase instruments that are not rated if, in the opinion of ETAM or BGFA, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by that Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by that Fund. Neither event will require a sale of such security by the Fund provided that the amount of such securities held by the Fund does not exceed 5% of the Fund's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.

Additionally, the Money Market Master Portfolio must purchase such instruments in accordance with the Money Market Master Portfolio's procedures adopted by the Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. Such procedures require approval or ratification by the Money Market Master
Portfolio's board of trustees of the purchase of unrated securities. After purchase by the Money Market Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Money Market Master Portfolio. Neither event will require an immediate sale of such security by the Money Market Master Portfolio provided that, when a security ceases to be rated, the Money Market Master Portfolio's board of trustees determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Money Market Master Portfolio's board of trustees finds that the sale of such security would not be in the Money Market Master Portfolio's interestholders' best interests.

Because a Fund, is not required to sell downgraded securities, a Fund could hold up to 5% of their net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low-rated and unrated, low-quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and unrated, low-quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of a Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated or unrated, low-quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated or unrated, low-quality debt securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve its investment objective may, to the extent it holds low-rated or unrated low-quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if a Fund held exclusively higher rated or higher quality securities.

Low-rated or unrated low-quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher-quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low-rated or unrated, low-quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, a Fund may incur additional expenses to seek recovery.

U.S. Government Obligations. Each Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Government obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligations of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Warrants.  The  Financial  Sector  Fund,  Technology  Fund  and S&P  500  Master
Portfolio may invest up to 5% of their net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), including not more than 2% of each of their net assets in warrants which are not listed on the New York or American Stock Exchange. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Financial Sector Fund, Technology Fund and S&P 500 Master Portfolio may only purchase warrants on securities in which they may invest directly.

FUNDS' POLICIES

Fundamental Investment Restrictions

The following fundamental investment restrictions for each Fund, which cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of that Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or a Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below:


1. The International Fund and the Premier Money Market Fund may not "concentrate" their respective investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time, except that there shall be no limitation with respect to investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. Government, its agencies or instrumentalities), and provided further that, if either Fund's investment objective is to track the performance of a particular index, that Fund reserves the right to concentrate in any particular industry or group of closely related industries to approximately the same extent that securities of the companies within a particular industry or group of closely related industries comprise the respective index whose performance that Fund seeks to track.

The Financial Sector Fund and Russell 2000 Fund may not concentrate their respective investments in a particular industry, as that term is used in the 1940 Act and as interpreted or modified by any regulatory authority having jurisdiction, from time to time except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities (or repurchase agreements thereto); or (ii) any particular industry or group of closely related industries to approximate the extent that the companies whose stocks comprise the DJFS Index or Russell 2000 Index (as applicable), or another index that it is the objective of either Fund to track, before fees and expenses, belong to a particular industry or group of closely related industries.

The S&P 500 Fund may not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements thereto).

The Technology Fund may not invest 25% or more of its total assets (taken at market value at the time of such investment) in the securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities (or repurchase agreements thereto); or (ii) any industry in which the GSTI Composite Index is concentrated to the approximately same degree during the same period.

2. The International Fund, the Premier Money Market Fund, and the Russell 2000 Fund each shall be a "diversified company" as that term is defined in the 1940 Act.

The S&P 500 Fund: (i) may not invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or intrumentalities may be purchased, without regard to any such limitation; and (ii) may not with respect to 75% of its total assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding securities of any one issuer.

The Technology Fund may not with respect to 75% of its total assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding securities of any one issuer.

3. The International Fund and the Premier Money Market Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

The Financial Sector Fund and Russell 2000 Fund may not borrow money, except as permitted under the 1940 Act and as interpreted and modified by any regulatory authority having jurisdiction, from time to time.

The S&P 500 Fund and the Technology Fund may (a) borrow money from banks and (b) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (a) and
(b) shall not exceed 33 1/3% of the value of that Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that either Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The S&P 500 Fund and the Technology Fund may also borrow money from other persons to the extent permitted by applicable law.

4. The International Fund and the Premier Money Market Fund may not issue senior securities, except as permitted under the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction, from time to time.

The Financial Sector Fund and Russell 2000 Fund may not issue senior securities, except as permitted under the 1940 Act and as interpreted and modified by any regulatory authority having jurisdiction, from time to time.

The S&P 500 Fund and the Technology Fund may not issue senior securities, except as permitted under the 1940 Act.

5. The International Fund and the Premier Money Market Fund may not make loans except as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction, from time to time. For purposes of this limitation with respect to these Funds, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making loans.

The Financial Sector Fund and Russell 2000 Fund may not make loans, except as permitted under the 1940 Act and as interpreted or modified by any regulatory authority having jurisdiction, from time to time.

The S&P 500 Fund and the Technology Fund may not lend any funds or other assets, except that each Fund may, consistent with its investment objective and policies: (a) invest in certain short-term or temporary debt obligations, even though the purchase of such obligations may be deemed to be the making of loans,
(b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed 33 1/3% of the Fund's total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Fund.

6. The International Fund and the Premier Money Market Fund may not engage in the business of underwriting securities issued by others, except to the extent that the purchase of permitted investments directly from the issuer thereof or an underwriter for the issuer and the later disposition of such portfolio securities may be deemed an underwriting.

The Financial Sector Fund and Russell 2000 Fund may not engage in the business of underwriting securities issued by others, except to the extent that either Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

The S&P 500 Fund and the Technology Fund may not act as an underwriter of another issuer's securities, except to the extent that either Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the disposition of portfolio securities.

7. Each Fund (except the S&P 500 Fund and the Technology Fund) may not purchase or sell real estate, which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund's ownership of securities.

The S&P 500 Fund and the Technology Fund may not purchase or sell real estate, although each may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

8. Each Fund (except the S&P 500 Fund and the Technology Fund) may not purchase physical commodities or contracts relating to physical commodities.

The S&P 500 Fund and the Technology Fund may not purchase or sell physical commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit either Fund, subject to restrictions described in its Prospectus and elsewhere in this SAI, from purchasing, selling or entering into futures contracts, options on futures contracts and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.


Non-Fundamental Operating Restrictions

The following are each Fund's non-fundamental operating restrictions, which may be changed by the Board without shareholder approval.

Unless otherwise indicated, each Fund (as indicated below):

S&P 500 Fund

1. may not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

2. may not purchase securities of other investment companies, except to the extent permitted under the 1940 Act;

3. may not invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act;


4. may, notwithstanding any other non-fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially similar investment objectives and policies as the S&P 500 Fund or investment objectives and policies consistent with those of the S&P 500 Fund.


5. may not purchase any securities of any registered open-end investment company or registered unit investment trust relying on Section 12(d)(1)(F) or (G) of the 1940 Act.

International Fund

1. may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the International Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the International Fund's total assets with respect to any one investment company, and (iii) 10% of the International Fund's total assets in the aggregate. Other investment companies in which the International Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the International Fund.

2. may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

3. may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the International Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The International Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year;


4. may, notwithstanding any other non-fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially similar fundamental investment objectives and policies as the International Fund or investment objectives and policies consistent with those of the International Fund, except that it may invest a portion of its assets in a money market fund for cash management purposes; and


5. may not purchase any securities of any registered open-end investment company or registered unit investment trust relying on Section 12(d)(1)(F) or (G) of the 1940 Act.

Premier Money Market Fund

1. may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Premier Money Market Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Premier Money Market Fund's total assets with respect to any one investment company, and (iii) 10% of the Premier Money Market Fund's total assets in the aggregate. Other investment companies in which the Premier Money Market Fund invests can be expected to charges fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Premier Money Market Fund;

2. may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

3. may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Premier Money Market Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Premier Money Market Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year;

4. may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Premier Money Market Fund may purchase securities with put rights in order to maintain liquidity;

5. may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

6. may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

7. may not make investments for the purpose of exercising control or management; and

8. may not purchase any securities of any registered open-end investment company or registered unit investment trust relying on Section 12(d)(1)(F) or (G) of the 1940 Act.


The Premier Money Market Fund may, not notwithstanding any other non-fundamental policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially similar investment objectives and policies as the Premier Money Market Fund or investment objectives and policies consistent with those of the Premier Money Market Fund.


Financial Sector Fund, Russell 2000 Fund, and Technology Fund

Each Fund:

1. may not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

2. may not purchase securities of other investment companies, except to the extent permitted under the 1940 Act;

3. may not invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act;


4. may, notwithstanding any other non-fundamental policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially similar investment objectives and policies or investment objectives and policies consistent with those of the respective Fund; and


5. may not purchase any securities of any registered open-end investment company or registered unit investment trust relying on Section 12(d)(1)(F) or (G) of the 1940 Act.

MASTER PORTFOLIOS' POLICIES


The four Feeder Funds (International Fund, Premier Money Market Fund, Russell 2000 Fund, and S&P 500 Fund) invest all of their assets in corresponding Master Portfolios. In the event that a Master Portfolio seeks approval to change any of the following fundamental investment restrictions and the corresponding Feeder Fund elects to continue its investment in that Market Master Portfolio, that Feeder Fund, as it deems necessary, may take such action to ensure that the Master Portfolio's policies are in compliance with the Feeder Fund's policies.

Fundamental Investment Restrictions

International Master Portfolio

The International Master Portfolio is subject to the following fundamental investment restrictions which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the International Master Portfolio's outstanding voting securities.

The International Master Portfolio may not:

1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation. This limitation does not apply to foreign currency transactions including, without limitation, forward currency contracts;

2. hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of its total assets;

3. invest in commodities, except that the International Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indices;

4. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the International Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate;

5. borrow money, except to the extent permitted under the 1940 Act, provided that the International Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the International Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the International Master Portfolio;

6. make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the International Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the International Master Portfolio's board of trustees;

7. act as an underwriter of securities of other issuers, except to the extent the International Master Portfolio may be deemed an underwriter under the 1933 Act by virtue of disposing of portfolio securities;

8. invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries and except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; (ii) any industry in which the EAFE Free Index becomes concentrated to the same degree during the same period, the International Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry);and

9. issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 3 and 5 may be deemed to give rise to a senior security.


Money Market Master Portfolio

The Money Market Master Portfolio is subject to the following fundamental investment restrictions which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Money Market Master Portfolio's outstanding voting securities.

The Money Market Master Portfolio may not:

1. Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Money Market Master Portfolio's investments in that industry would be 25% or more of the current value of the Money Market Master Portfolio's total assets, provided that there is no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; and (ii) obligations of banks, to the extent that the SEC, by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations;

2. Purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interest therein);

3. Purchase commodities or commodity contracts (including futures contracts), except that the Money Market Master Portfolio may purchase securities of an issuer which invests or deals in commodities or commodity contracts;

4. Purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

5. Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

6. Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Money Market Master Portfolio's investment program may be deemed to be an underwriting;

7.    Make investments for the purpose of exercising control or management;

8. Borrow money or issue senior securities as defined in the 1940 Act, except that the Money Market Master Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

9. Write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Money Market Master Portfolio may purchase securities with put rights in order to maintain liquidity;

10. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Money Market Master Portfolio's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Money Market Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer; or

11. Make loans, except that the Money Market Master Portfolio may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

Russell 2000 Master Portfolio

The Russell 2000 Master Portfolio is subject to the following fundamental investment restrictions which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Russell 2000 Master Portfolio's outstanding voting securities.

The Russell 2000 Market Master Portfolio may not:

1. Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Russell 2000 Master Portfolio's investments in that industry would equal or exceed 25% of the current value of the Russell 2000 Master Portfolio's total assets, provided that this restriction does not limit the Russell 2000 Master Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements, and provided further that the Russell 2000 Master Portfolio reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the SEC or its staff); and provided further that the Russell 2000 Master Portfolio reserves the right to concentrate in any industry in which the Russell 2000 Index becomes concentrated approximately to the same degree during the same period.

2. Purchase securities of any issuer if, as a result, with respect to 75% of the Russell 2000 Master Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Russell 2000 Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Russell 2000 Master Portfolio's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

4. Issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

5. Make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Russell 2000 Master Portfolio's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

6. Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Russell 2000 Master Portfolio's investment program may be deemed to be an underwriting.

7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Russell 2000 Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

8. Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

S&P 500 Master Portfolio

The S&P 500 Master Portfolio is subject to the following fundamental investment restrictions which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the S&P 500 Master Portfolio's outstanding voting securities.

The S&P 500 Master Portfolio may not:

1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation;

2. hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of its total assets;

3. issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in the Master Portfolio's fundamental policies (4) and (8) may be deemed to give rise to a senior security;

4. borrow money, except to the extent permitted under the 1940 Act, except that the S&P 500 Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of the S&P 500 Master Portfolio's net assets exists). For purposes of this investment restriction, the S&P 500 Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the S&P 500 Master Portfolio;

5. act as an underwriter of securities of other issuers, except to the extent that the S&P 500 Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities;

6. invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; or (ii) any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period, the S&P 500 Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently larger than 25% or more of its total assets would be invested in a single industry;

7. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the S&P 500 Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate;

8. invest in commodities, except that the S&P 500 Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

9. make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the S&P 500 Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the S&P 500 Master Portfolio's board of trustees; and

10. purchase securities on margin, but the S&P 500 Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes;


Non-Fundamental Operating Policies

Each Master Portfolio is subject to the following non-fundamental policies which may be changed by a vote of the majority of MIP's board of trustees without the approval of the holders of that Master Portfolio's outstanding securities. The International Master Portfolio and Russell 2000 Master Portfolio's investment objective may also be changed by MIP's board of trustees without the approval of the holders of the respective Master Portfolio's outstanding securities.

1. Each Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, each Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (a) 3% of the total voting stock of any one investment company, (b) 5% of a Master Portfolio's total assets with respect to any one investment company, and (c) 10% of a Master Portfolio's total assets in the aggregate. Other investment companies in which a Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by that Master Portfolio.

2. Each Master Portfolio (except Money Market Master Portfolio) may not invest more than 15% of its net assets in illiquid securities. The Money Market Master Portfolio may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. Each Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of that Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. Each Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.


Further Information on Fundamental Investment Restrictions

Section 5(b)(1) of the 1940 Act defines a "diversified company" as one in which at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

Section 18(f)(1) of the 1940 Act permits a Fund to borrow money only from (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund and provided further that if a Fund's asset coverage falls below 300%, a Fund will, within three business days thereafter or longer as the SEC may permit, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings is at least 300%, or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund's total assets at the time when the borrowing is made.

As a matter of operating policy, it is our understanding that the SEC Staff interprets the term "concentration" to mean that a Fund will not invest 25% or more of its total assets in a particular industry.


TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of each Fund. The Board elects the officers of the Trust who are responsible for administering each Fund's day-to-day operations. Trustees and officers of the Funds, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):


--------------------------------------------------------------------------------------
Name, Age, and Address    Position(s) held  Principal Occupation(s) During the Past
                          with Funds        5 Years
--------------------------------------------------------------------------------------
Steven Grenadier (36)     Trustee           Mr.  Grenadier is an Associate  Professor
4500 Bohannon Drive                         of  Finance  at the  Graduate  School  of
Menlo Park, CA 94025                        Business  at Stanford  University,  where
                                            he  has  been  employed  as  a  professor
                                            since 1992.

*Shelly J. Meyers(1)(42)  Trustee           Ms.   Meyers   is  the   Manager,   Chief
4500 Bohannon Drive                         Executive Officer,  and founder of Meyers
Menlo Park, CA 94025                        Capital    Management,    a    registered
                                            investment   adviser  formed  in  January
                                            1996.  She also  serves  on the  board of
                                            directors  of  Meyers   Investment  Trust
                                            (investment  company) and Meyers  Capital
                                            Management LLC (financial services).  She
                                            has also  managed the Meyers  Pride Value
                                            Fund since June 1996.

*Leonard C. Purkis (52)   Trustee           Mr.  Purkis  is chief  financial  officer
4500 Bohannon Drive                         and executive  vice  president of finance
Menlo Park, CA 94025                        and   administration  of  E*TRADE  Group,
                                            Inc.  Mr.   Purkis  also  serves  on  the
                                            board of  directors of E*TRADE  Bank.  He
                                            previously   served  as  chief  financial
                                            officer for Iomega Corporation  (hardware
                                            manufacturer) from 1995 to 1998.

Ashley T. Rabun (48)      Trustee           Ms.   Rabun  is  the  Founder  and  Chief
4500 Bohannon Drive                         Executive    Officer   of   InvestorReach
Menlo Park, CA 94025                        (which is a consulting firm  specializing
                                            in marketing and distribution  strategies
                                            for financial  services  companies formed
                                            in October 1996).  She has been a trustee
                                            of  the  Trust  for  Investment  Managers
                                            (investment company) since December 1999.

George J. Rebhan (67)     Trustee           Mr.  Rebhan  has been a  Trustee  for the
4500 Bohannon Drive                         Trust     For     Investment     Managers
Menlo Park, CA 94025                        (investment  company)  since  August  30,
                                            1999.  Mr.  Rebhan  retired  in  December
                                            1993,  and prior to that he was President
                                            of Hotchkis  and Wiley Funds  (investment
                                            company) from 1985 to 1993.

*Liat Rorer (41)          President         Ms.   Rorer   is   Vice    President   of
4500 Bohannon Drive                         Operations  and  a  director  of  E*TRADE
Menlo Park, CA 94025                        Asset  Management,  Inc.  She  is  also a
                                            Key    Business    Leader   of    E*TRADE
                                            Securities,  Inc.  which  she  joined  in
                                            1999. Prior to that Ms. Rorer worked as a
                                            senior consultant for the Spectrem Group,
                                            (financial   services   consulting  firm)
                                            beginning in 1998. From 1996 to 1998, she
                                            was  a  marketing   Vice   President  for
                                            Charles    Schwab's    Retirement    Plan
                                            Services,  and  prior  to that  she  held
                                            positions in Fidelity's  Retail Services,
                                            Legal    and    Institutional    Services
                                            Departments.

*Elizabeth Gottfried (41) Vice President    Ms.    Gottfried    joined   E*TRADE   in
4500 Bohannon Drive       and Treasurer     September   2000.   Prior  to  that,  she
Menlo Park, CA 94025                        worked at Wells  Fargo  Bank from 1984 to
                                            2000 and managed  various  areas of Wells
                                            Fargo's mutual fund group.

*Ulla Tarstrup (34)       Vice President    Ms.  Tarstrup  joined  E*TRADE  in August
4500 Bohannon Drive                         1998.   Prior  to  that,  she  worked  in
Menlo Park, CA 94025                        Franklin     Resources'     legal     and
                                            administration  department  from  1994 to
                                            1998.

*Jay Gould (46)           Secretary         Mr. Gould is  Secretary of E*TRADE  Asset
4500 Bohannon Drive                         Management  and Chief  Counsel of E*TRADE
Menlo Park, CA 94025                        Global Asset  Management.  From  February
                                            to  December  1999,  he  served as a Vice
                                            President  at  Transamerica  and prior to
                                            that  he  worked   at  Bank  of   America
                                            (banking  and  financial  services)  from
                                            1994.


(1) Ms. Meyers may be considered an "interested person" (as that term is defined in the 1940 Act), but she is not an "affiliated person" as that term is defined in the 1940 Act.

Each non-affiliated Trustee receives from the Trust an annual fee (payable in quarterly installments) of $18,000 plus an additional fee of: (i) $4,500 for each regularly scheduled Board meeting attended; and (ii) $2,000 for each Audit Committee meeting attended. In addition, the Trust reimburses each of the non-affiliated Trustees for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. Trustees are not entitled to receive any retirement benefits or deferred compensation from the Trust.

The following table sets forth the compensation received by the Trustees for their services to the Trust during the most recent calendar year ended December 31, 2000.

--------------------------------------------------------
                               Aggregate Compensation
  Name of Person, Position        from the Trust(1)
--------------------------------------------------------

Steven Grenadier, Trustee              $63,500

Shelly J. Meyers, Trustee(2)           $52,500

Leonard C. Purkis, Trustee              None

Ashley T. Rabun, Trustee               $63,500

George J. Rebhan, Trustee              $63,500
--------------------------------------------------------

(1) The Aggregate Compensation is based on a prior compensation schedule in effect until July 1, 2000 and the current compensation schedule, thereafter, which is described above. Prior to July 1, 2000, the Trust paid each non-affiliated Trustee a fee of $1,500 per Board meeting per Fund.

(2) Ms. Meyers may be considered an "interested person," but she is not an "affiliated person," as that term is defined in the 1940 Act.

No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Funds' expenses.

Committees. The Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of each Committee are the Trustees who are not "interested" or "affiliated" persons (as defined in the 1940 Act). The Audit Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services;
reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors independence; reporting to the full Board on a regular basis; and making recommendations as it deems necessary or appropriate. The Nominating and Corporate Governance Committee is responsible for, among other things;
evaluating and recommending to the Board candidates to be nominated as Independent Trustees of the Board; reviewing the composition of the Board and the compensation arrangements for each of the Trustees; and reviewing the Board's governance procedures.

The Trust also has a Pricing Committee that consists of the officers of the Trust and Leonard Purkis. This committee determines the value of any of the Funds' securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

Code of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, each Fund has adopted a code of ethics. The Fund's investment adviser, sub-adviser, and principal underwriter have also adopted codes of ethics under Rule 17j-1. Each code of ethics permits personal trading by covered personnel, including securities that may be purchased or held by a Fund, subject to certain reporting requirements and restrictions. MIP, its placement agent and the Master Portfolios' Investment Adviser have also adopted codes of ethics under Rule 17j-1. Each code of ethics permits personal trading by covered personnel, including securities that may be purchased or held by a Master Portfolio, subject to certain reporting requirements and restrictions.

Control Persons and Principal Holders of Securities


As of August 1, 2001, the shareholders identified below were known by the Trust to own 5% or more of the outstanding shares of each of the Funds listed below:

               ------------------------------------------------------
               Name                                     % of Fund
               ------------------------------------------------------

               E*TRADE International Index Fund
               --------------------------------

               Peter Reiman, Woodside, CA               21.7%


                E*TRADE Premier Money Market Fund
               ----------------------------------

               B. Yadegar and R. Yadegar, TIC           7.3%
               Great Neck, NY
               ------------------------------------------------------


As of the date of this SAI, the Trustees and officers of the Trust as a group owned less than 1% of each Fund's equity securities.

INVESTMENT ADVISORY AND OTHER SERVICES


Investment Adviser to the Funds. Under an investment advisory agreement ("Investment Advisory Agreement") with each Fund, ETAM, a registered investment adviser, provides investment advisory services to each Fund. ETAM is a wholly owned subsidiary of E*TRADE Group and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. ETAM commenced operating in February 1999. As of November 6, 2001, ETAM provided investment advisory services for over $320 million in assets. ETAM also provides investment management services for the E*TRADE Family of Funds. As of November 12, 2001, ETAM and its affiliates, including E*TRADE Global Asset Management, manage over $13 billion in assets and are responsible for the management of E*TRADE Bank's portfolio and E*TRADE Mortgage. The team also manages E*TRADE's Bond Center, which distributes fixed income products to retail customers.


Subject to the general supervision of the Board and in accordance with the investment objective, policies and restrictions of each Fund, ETAM provides the Funds with ongoing investment guidance, policy direction and monitoring of, as applicable, the Funds, any sub-advisers pursuant to an investment advisory agreement, and of the Master Portfolios. ETAM may in the future manage cash and money market instruments for cash flow purposes.

The Investment Advisory Agreement will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of a Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Investment Advisory
Agreement or interested persons of any such party. The Investment Advisory Agreement may be terminated on 60 days' written notice any such party and will terminate automatically if assigned.

For ETAM's advisory services, each Fund pays ETAM an investment advisory fee equal to the following as a percentage of that Fund's average daily net assets:

           Fund              Annual Investment Advisory Fee
           ----              ------------------------------

Financial Sector Fund                     0.25%
International Fund                        0.02%(1)
Premier Money Market Fund                 0.02%(2)
Russell 2000 Fund                         0.02%(3)
S&P 500 Fund                              0.02%(4)
Technology Fund                           0.25%

----------------
(1) To the extent the International Fund has assets that are not invested in a master portfolio in the future, the International Fund would pay ETAM an investment advisory fee equal to 0.08% of that portion of the International Fund's average daily net assets that are not invested in a master portfolio.
(2) To the extent the Premier Money Market Fund has assets that are not invested in a master portfolio in the future, the Premier Money Market Fund would pay ETAM an investment advisory fee equal to 0.12% of that portion of the Premier Money Market Fund's average daily net assets that are not invested in a master portfolio.
(3) To the extent the Russell 2000 Fund has assets that are not invested in a master portfolio in the future, the Russell 2000 Fund would pay ETAM an investment advisory fee equal to 0.10% of that portion of the Russell 2000 Fund's average daily net assets that are not invested in a master portfolio.
(4) To the extent the S&P 500 Fund has assets that are not invested in a master portfolio in the future, the S&P 500 Fund would pay ETAM an investment advisory fee equal to 0.07% of that portion of the S&P 500 Fund's average daily net assets that are not invested in a master portfolio.

For the fiscal years listed below, each Fund paid ETAM the following amounts for its investment advisory services to that Fund:

                         Total Investment Advisory Fees Paid to ETAM
          Fund(1)                  1999                 2000
          ----                     ----                 ----

International Fund                 $101                $1,609
Premier Money Market Fund         N/A(2)              $21,710
S&P 500 Fund                      $4,745              $11,356
Technology Fund                  $23,484              $195,504

-----------------
(1) The Financial Sector Fund and Russell 2000 Fund did not commence operations until December 29, 2000 and, consequently, did not incur any investment advisory fees for the fiscal years 1999 and 2000.
(2) Premier Money Market Fund did not commence operations until April 7, 2000, and, consequently, did not incur any investment advisory fees for the fiscal year 1999.

Investment Adviser to the Master Portfolios. The Master Portfolios' investment adviser is BGFA. BGFA is a direct subsidiary of Barclays Global Investors, N.A. ("BGI") (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGI has provided asset management, administration and advisory services for over 25 years. As of December 31, 2000, BGI and its affiliates, including BGFA, provided investment advisory services for over $800 billion of assets. Pursuant to Investment Advisory Contracts ("Advisory Contracts") with the Master Portfolios, BGFA provides the Master Portfolios with investment guidance and policy direction in connection with the daily portfolio management of the Master Portfolios, subject to the supervision of the MIP's board of trustees and in conformity with Delaware law and the stated policies of the Master Portfolios. Pursuant to the Advisory Contracts, BGFA furnishes to MIP's board of trustees periodic reports on the investment strategy and performance of the Master Portfolios.

BGFA receives a fee from each Master Portfolio equal to the following as a percentage of that Master Portfolio's average daily net assets:

        Master Portfolio               Annual Investment Advisory Fee
        ----------------               ------------------------------

International Master Portfolio         0.15% of the first billion, and
                                              0.10% thereafter

Money Market Master Portfolio                      0.10%

Russell 2000 Master Portfolio                      0.08%

S&P 500 Master Portfolio                           0.05%

From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of a Master Portfolio, and accordingly, have a favorable impact on its performance. This advisory fee is an expense of each Master Portfolio borne proportionately by its interestholders, including the corresponding E*TRADE Feeder Fund.

Each Advisory Contract is subject to approval annually (i) by the holders of a majority of the Master Portfolio's outstanding voting securities or by the Master Portfolio's board of trustees and (ii) by a majority of the board of trustees of the Master Portfolio who are not parties to the Advisory Contract or interested persons of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party without penalty and will terminate automatically if assigned.

Purchase and sale orders for portfolio securities of the Master Portfolios may be combined with those of other accounts that BGFA manages or advises, and for which it has brokerage placement authority in the interest of seeking the most favorable overall net result. When BGFA, subject to the supervision of, and the overall authority of the Master Portfolios' board of trustees, determines that a particular security should be bought or sold for the Master Portfolios and other accounts managed by BGFA, it undertakes to allocate those transactions among the participants equitably. BGFA may deal, trade and invest for its own account in the types of securities in which the Master Portfolios may invest. BGFA has informed the Master Portfolios that in making its investment decisions it does not obtain or use material inside information in its possession.

Sub-Adviser to the Financial Sector Fund and Technology Fund. ETAM has entered into Sub-Advisory agreements ("Sub-Advisory Agreements") with BGFA with respect to the Financial Sector Fund and the Technology Fund.

Under the Sub-Advisory Agreements, BGFA is responsible for the day-to-day management of the Financial Sector Fund's and Technology Fund's assets pursuant to Financial Sector Fund's and Technology Fund's respective investment objectives and restrictions. For its services, BGFA receives a fee from ETAM equal to the following as a percentage of the Financial Sector Fund's and Technology Fund's average daily net assets: 0.20% on amounts up to $200 million; 0.15% on amounts between $200 million and $500 million; and 0.12% on amounts above $500 million. The Sub-Advisory Agreements are subject to the same Board approval, oversight and renewal as the Investment Advisory Agreements.

BGFA has agreed to provide to the Financial Sector Fund and Technology Fund, among other things, analysis and statistical and economic data and information concerning the compilation of the DJFS Index and the GSTI Composite Index, respectively, including portfolio composition.

The Sub-Advisory Agreements will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of a Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party. The Sub-Advisory Agreement may be terminated on 60 days' written notice any such party and will terminate automatically if assigned.

Asset allocation, index and modeling strategies are employed by BGFA for other investment companies and accounts advised or Sub-Advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Financial Sector Fund and Technology Fund and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Financial Sector Fund or Technology Fund or the price paid or received by the Financial Sector Fund or Technology Fund.

Administrator of the Funds. ETAM also serves as the Fund's administrator. ETAM provides administrative services directly or through sub-contracting, including:
(i) coordinating the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to a Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing a Fund's contracted services and expenditures. ETAM also furnishes office space and certain facilities required for conducting the business of each Fund.

Each Fund pays ETAM an administrative services fee equal to the following as a percentage of that Fund's average daily net assets (or average daily net assets invested in a Master Portfolio for each Feeder Fund):

                              Annual Administrative
           Fund             Services Fee Paid to ETAM
           ----             -------------------------

Financial Sector Fund                 0.15%
International Fund                    0.10%
Premier Money Market Fund             0.10%
Russell 2000 Fund                     0.10%
S&P 500 Fund                          0.10%
Technology Fund                       0.15%

For the fiscal years listed below, each Fund paid ETAM the following amounts under the prior administrative services agreement for its administrative services to that Fund:

                              Total Administrative
                                  Services Fees
          Fund(1)               1999         2000
          -------               ----         ----


International Fund             $1,445      $23,837
Premier Money Market Fund      N/A(2)      $324,688
S&P 500 Fund                  $49,791      $142,469
Technology Fund               $56,361      $469,208


------------------
(1) The Financial Sector Fund and Russell 2000 Fund did not commence operations until December 29, 2000 and, consequently, did not incur any administrative services fees for the fiscal years 1999 and 2000.
(2) Premier Money Market Fund did not commence operations until April 7, 2000, and, consequently, did not incur any administrative services fees for the fiscal year 1999.

Expense Limitation Agreement. In the interest of limiting expenses of each Fund, ETAM has entered into an expense limitation agreement with each Fund listed below ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees or assume other expenses so that the total operating expenses of a Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of a Fund's business) are limited to following as a percentage of that Fund's average daily net assets:

           Fund                Expense Limitation
           -----               ------------------

Financial Sector Fund                 0.95%
International Fund                    0.65%
Premier Money Market Fund             0.45%
Russell 2000 Fund                     0.65%
S&P 500 Fund                          0.40%
Technology Fund                       0.85%

A Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund have reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above.
Consequently, no reimbursement by a Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to a Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that a Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to a Fund.

Shareholder Servicing Agreement. ETAM also acts as shareholder servicing agent for each Fund. As shareholder servicing agent, ETAM may provide the following services to shareholders or investors investing in shares of a Fund: support of telephone services in connection with a Fund; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Funds and answering questions concerning the Trust and the Funds (including questions regarding shareholders' interests in a Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulation.

Pursuant to this agreement, ETAM will receive a shareholder servicing fee equal to 0.25% of the average daily net assets of each Fund (0.20% for the Premier Money Market Fund). In addition, ETAM will be allowed to use the service fees it receives under this Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, the Trust's distributor, for shareholder services provided by such affiliate to the Fund. The Shareholder Servicing Agreement became effective on September 10, 2001, and therefore, the Funds did not incur any shareholder servicing fees in prior years.

Principal Underwriter. E*TRADE Securities, 4500 Bohannon Drive, Menlo Park, CA 94025, is the Funds' principal underwriter. E*TRADE Securities is a wholly owned subsidiary of E*TRADE Group.

Co-Administrators and Placement Agent of the Master Portfolios. Stephens, Inc. ("Stephens"), and BGI serve as co-administrators on behalf of the Master Portfolios. Stephens and BGI provide the Master Portfolios with administrative services, including: (i) general supervision of the Master Portfolios' non-investment operations, and coordination of the other services provided to the Master Portfolios; (ii) compilation of information for reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Master Portfolios; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the MIP's officers and Board. Stephens also furnishes office space and certain facilities required for conducting the business of the Master Portfolios, and compensates the MIP's trustees, officers and employees who are affiliated with Stephens. In addition, Stephens and BGI have agreed to bear all costs of the Master Portfolios' operations, except for extraordinary expenses, brokerage and other expenses connected with the execution of portfolio transactions and certain other expenses that are borne by the Master Portfolios such as advisory fees payable to BGFA. For providing administrative services to and assuming the expenses of the Master Portfolios, Stephens and BGI are entitled to receive a monthly fee, in the aggregate, at an annual rate equal to the following:

               Fund                 Annual Administrative Services Fee
               -----                ----------------------------------

International Master Portfolio   0.10% of the first $1 billion; 0.07% thereafter
Money Market Master Portfolio                       N/A(1)
Russell 2000 Master Portfolio                        0.02%
S&P 500 Master Portfolio                            N/A(1)

---------------
(1) Stephens and BGI are not entitled to compensation for providing administration services to the Money Market Master Portfolio and the S&P 500 Master Portfolio for so long as Stephens and BGI are entitled to compensation for providing co-administration services to a corresponding feeder fund that invests substantially all of its assets in these Master Portfolios, or either Stephens or BGI or an affiliate receives advisory fees from these Master Portfolios.


BGI has delegated certain of its duties as co-administrator of the Master Portfolios to IBT, 200 Clarendon Street, Boston, MA 02116. IBT, as sub-administrator, is compensated by BGI for performing certain administration services for the Master Portfolios.


Stephens also acts as the placement agent of the Master Portfolios' shares pursuant to a Placement Agency Agreement with the Master Portfolios.

IBT currently acts as the Master Portfolios' custodian. IBT is not entitled to receive compensation for its custodial services so long as it is entitled to receive compensation for providing sub-administrative services to the Master Portfolios.

Custodian, Fund Accounting Services Agent and Sub-Administrator. IBT also serves as custodian of the assets of each Fund. As a result, IBT has custody of all securities and cash of each Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of each Fund. The custodian has no responsibility for any of the investment policies or decisions of a Fund. IBT also acts as each Fund's Accounting Services Agent and Sub-Administrator and, among other things (1) conducts a portfolio review to ensure compliance with the Trust's trust instrument and by-laws, investment policies of each Fund, and 1940 Act and rules thereunder; (2) calculates total returns; (3) determines amounts available for distribution to shareholders; (4) assists ETAM in the preparation of financial statements; and (5) prepares tax returns for each Fund. For its services in each of these capacities, IBT is compensated directly by each Fund.

Transfer Agent and Dividend Disbursing Agent. PFPC, Inc. 400 Bellevue Parkway, Wilmington, DE 19809, acts as transfer agent and dividend-disbursing agent for each Fund.

Independent Accountants. Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071-3462, acts as independent accountants for each Fund. Deloitte & Touche LLP is responsible for auditing the annual financial statements of each Fund.

Legal Counsel. Dechert, 1775 Eye Street N.W., Washington, DC 20006-2401, acts as legal counsel for each Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

Technology Fund and Financial Sector Fund. Neither Fund has an obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Pursuant to the Sub-Advisory Agreement and subject to policies as may be established by the Board, BGFA is responsible for each Fund's investment portfolio decisions and the placing of portfolio transactions.

Each Fund is charged brokerage commissions, transfer taxes and similar fees relating to securities transactions. BGFA seeks to obtain the best net price and execution on all orders placed for each Fund, considering all the circumstances except to the extent they may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated.

BGFA may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to BGFA. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In addition, BGFA may allocate brokerage business to brokers and dealers that have made or are expected to make significant efforts in facilitating the distribution of the Trust's shares.

Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the 1934 Act, and subject to policies as may be established by the Board of Trustees, ETAM or BGFA may cause the Trust to pay a broker-dealer that provides brokerage and research services to BGFA an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction.

BGFA does not engage brokers and dealers whose commissions are believed to be unreasonable in relation to brokerage and research services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by BGFA for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers may tend to reduce BGFA's expenses in managing the investment portfolios of the Funds.

Because of the Financial Sector Fund's investments in the DJFS Index, that Fund is likely to purchase the securities of dealers utilized by the Fund to execute its transactions in portfolio securities. These purchases will be made consistent with the Financial Sector Fund's objective of investing in a representative sample of the securities comprising the DJFS Index.

Brokerage Commissions. For the following fiscal years ended December 31, the Financial Sector Fund and Technology Fund paid brokerage commissions in the following amounts:

                          Brokerage Commissions Paid
            Fund             1999             2000
            ----             ----             ----

      Financial Sector      N/A(1)           $6,281
      Fund
      Technology Fund       $12,078         $16,236

-------------------
(1) The Financial Sector Fund commenced operations at the end of December 2000, and consequently, did not pay any brokerage commissions for the fiscal year 1999.

Securities of Regular Broker/Dealers. On December 31, 2000, the Financial Sector Fund owned securities of its "regular brokers or dealers" or their parents, as defined in the 1940 Act, as follows:

Name                       Amount
----                       ------
Morgan Stanley            $388,325

Feeder Funds (International Fund, Premier Money Market Fund, Russell 2000 Index Fund, and S&P Index Fund). BGFA assumes general supervision over placing orders on behalf of each Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to shareholders.

Purchase and sale orders of the securities held by each Master Portfolio may be combined with those of other accounts that BGFA manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for a particular Master Portfolio and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably. BGFA may from time to time execute trades on behalf of and for the account of each Master Portfolio with brokers or dealers that are affiliated with BGFA.

BGFA may deal, trade and invest for its own account in the types of securities in which each Master Portfolio may invest. BGFA has informed each Master Portfolio that in making its investment decisions it does not obtain or use material information in its possession.

In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for each Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price.

Certain of the brokers or dealers with whom each Master Portfolio may transact business offer commission rebates to the Master Portfolios. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

Brokers are also selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses.

Purchases and sales of fixed income securities for the Master Portfolios usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. The prices paid to the underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. Purchases of fixed income securities from market makers are made on a net basis and include the spread between the bid and asked price.

ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Trust is an open-end investment company organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of a Fund represents an equal proportional interest in that Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of any Fund, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

The Trust Instrument further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Trust Instrument protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

Under Delaware law, the shareholders of a Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for acts or obligations of a series of the Trust. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Trust Instrument also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

Like any venture, there can be no assurance that a Fund as an enterprise will be successful or will continue to operate indefinitely. If a Fund cannot be operated in an economically viable manner, the Fund, without seeking approval of shareholders of the Fund, may cease operations, which could you require you to transfer your investment at an inopportune time.

The Funds commenced operations on the following dates:

                             Date of Commencement of
      Fund                         Operations
      ----                         ----------

Financial Sector Fund           December 29, 2000
International Fund              October 22, 1999
Premier Money Market Fund       April 7, 2000
Russell 2000 Fund               December 29, 2000
S&P 500 Fund                    February 17, 1999
Technology Fund                 August 13, 1999


SHAREHOLDER INFORMATION

Shares are sold through E*TRADE Securities.

Pricing of Fund Shares and Fund Assets. The NAV of each Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is normally open for trading Monday through Friday, except on national holidays observed by the NYSE, but may close in the event of an emergency. Assets in which the Fund invests may trade and fluctuate in value after the close and before the opening of the NYSE.

Investments of each Fund (other than the Money Market Fund) are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. If there is no sale that day then the value will be based on the most recent bid prices. Other securities that are traded on the OTC markets are priced using NASDAQ (National Association of Securities Dealers Automated Quotations), which provides information on bid and asked prices quoted by major dealers in such stocks at a price that is the mean between the closing bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Puts, calls and futures contracts purchased and held by any Fund are valued at the close of the securities or commodities exchanges on which they are traded. Redeemable securities purchased by the Funds issued by a registered open-end investment company are valued at their net asset value per share.

Pricing of Fund Shares for the Premier Money Market Fund. The Premier Money Market Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of its investments at amortized cost with market values. When determining market values for portfolio securities, the Premier Money Market Fund uses market quotes if they are readily available. In cases where quotes are not readily available, it may value securities based on fair values developed using methods approved by the Board. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.

The amortized cost method of valuation seeks to maintain a stable NAV of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and the Premier Money Market Fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board believed would result in a material dilution to shareholders or purchasers, the Board would promptly consider what action, if any, should be initiated. If the Premier Money Market Fund's NAV calculated using market values declined, or were expected to decline, below the Premier Money Market Fund's $1.00 NAV calculated using amortized cost, the Board might temporarily reduce or suspend dividend payments of that fund in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board, direct or indirect (such as the Fund's shareholders) investors in the Premier Money Market Fund would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors in the Premier Money Market Fund receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Premier Money Market Fund's NAV (calculated using market values) were to increase, or were anticipated to increase above the Premier Money Market Fund's $1.00 NAV (calculated using amortized cost), the Board might supplement dividends in an effort to maintain the Premier Money Market Fund's $1.00 NAV. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend to investors of record on the previous business day.


Redemption In-Kind. The S&P 500 Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the S&P 500 Fund during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If a redemption is made in-kind, the redeeming shareholder would bear any transaction costs incurred in selling the securities received.


Telephone and Internet Redemption Privileges. Each Fund employ reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. A Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

Retirement Plans. You can find information about the retirement plans offered by E*TRADE Securities by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning each Fund and the purchase, ownership, and disposition of each Fund's shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

For  this  section,   reference  to  the  "Funds"  or  a  "Fund"   includes  tax
consequences, if any, to the Master Portfolios in which the Feeder Funds invest.

Taxation of the Funds. Each Fund intends to be taxed as a regulated investment company ("RIC") under Subchapter M of the Code. Accordingly, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a RIC, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, a Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by a Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by a Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Foreign Taxes. A Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If a Fund qualifies as a RIC and if more than 50% of the value of a Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, a Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by a Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by a Fund's shareholders. For any year for which a Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by a Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to "pass through" foreign taxes to shareholders, a Fund will notify shareholders within 60 days after the close of a Fund's taxable year of the amount of such taxes and the sources of its income.

Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

Dispositions. Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Equalization. A Fund may use the so-called "tax equalization method" to allocate a portion of earnings and profits to redemption proceeds. This method is intended to permit a Fund to achieve more balanced distributions for both continuing and departing shareholders. Continuing shareholders should realize tax savings or deferrals through this method, and departing shareholders will not have their tax obligations changed. Although using this method will not affect a Fund's total returns, it may reduce the amount that otherwise would be distributable to continuing shareholders by reducing the effect of redemptions on dividend and distribution amounts.

Backup Withholding. Each Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (30.5% for 2001 and 30% for 2002 and 2003) ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

Market Discount. If a Fund purchase a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which a Fund own an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of that Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to that Fund. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to the Fund as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, a Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, a Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Section 988 Gains or Losses.  Gains or losses  attributable  to  fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

Passive Foreign Investment Companies. Each Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receive a so-called "excess distribution" with respect to PFIC stock, a Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by a Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years of that Fund and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Each Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market a Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

UNDERWRITER

Distribution of Securities. Under a Distribution Agreement with each Fund ("Distribution Agreement"), E*TRADE Securities, 4500 Bohannon Drive, Menlo Park, CA 94025, acts as underwriter for the continuous offering of each Fund's shares. Each Fund pays no compensation to E*TRADE Securities for its distribution services. The Distribution Agreement provides that the Distributor will use its best efforts to distribute each Fund's shares.

Each Fund is a no-load fund, therefore investors pay no sales charges when buying, exchanging or selling shares of a Fund. The Distribution Agreement further provides that the Distributor will bear any costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of Fund's shares. The Distributor is a wholly owned subsidiary of E*TRADE Group.

MASTER PORTFOLIO ORGANIZATION

The Master Portfolios are each a series of MIP, an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 20, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

The interests in the Master Portfolios have substantially identical voting and other rights as those rights enumerated above for shares of the Funds. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever a Feeder Fund is requested to vote on a matter with respect to its corresponding Master Portfolio, that Feeder Fund will vote its shares of the Master Portfolio in accordance with the requirements of applicable law. As a result, a Feeder Fund may hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders. In a situation where a Feeder Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio or, to the extent permitted by law the Feeder Fund does not seek voting instructions from its shareholders, the Feeder Fund will vote such shares in the same proportion as the shares for which the Feeder Fund does receive voting instructions or in the same proportion as the other interestholders of the Master Portfolio. A proposal at the Master Portfolio may pass even though the shareholders of the Feeder Fund vote against the proposal.

For reasons such as a change in a Master Portfolio's investment objective, among others, a Feeder Fund could terminate its investment in the Master Portfolio and choose another master portfolio or decide to manage its assets directly. The fees and expenses of the Feeder Fund and the Feeder Fund's returns could be affected by a switch to another master portfolio or direct management of the Feeder Fund's assets.

PERFORMANCE INFORMATION

Each Fund may advertise a variety of types of performance information as more fully described below. A Fund's performance is historical and past performance does not guarantee the future performance of that Fund. From time to time, ETAM may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of a Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the a Fund's performance.

Current Yield. The current yield of the Premier Money Market Fund will be calculated based on a 7-day period, by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one shares at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective Yield. The effective yield of the Premier Money Market Fund will be calculated, carried to the nearest hundredth of one percent, by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

      Effective yield = [(Base period return + 1)365/7 ] -1

Tax Equivalent Current Yield Quotation. The tax equivalent current yield of the Premier Money Market Fund will be calculated by dividing the portion of the Fund's current yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

Tax Equivalent Effective Yield Quotation. The tax equivalent effective yield of the Premier Money Market Fund will be calculated by dividing that portion of the Fund's effective yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Premier Money Market Fund's effective yield that is not tax-exempt.

Average Annual Total Return. A Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for a Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000
T = average annual total return
N = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

Total Return. Calculation of a Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in a Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at net asset value of a Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Distribution Rate. The distribution rate for a Fund would be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by a Fund over a twelve month period by a Fund's net asset value on the last day of the period. The distribution rate differs from a Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, a Fund's distribution rate may be substantially different than its yield. Both a Fund's yield and distribution rate will fluctuate.

Yield. The yield would be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b +1)(To the power of 6)-1],
           ----
           cd

where:

a = dividends and interest earned during the period;
b = expenses accrued for the period (net of reimbursements);
c = the average daily number of shares outstanding during the period that were entitled to receive dividends;
d = the maximum offering price per share on the last day of the period.

The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare a Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of a Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, a Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. A Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. A Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. A Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning a Fund, including reprints of, or selections from, editorials or articles about a Fund, especially those with similar objectives. Sources for fund performance and articles about a Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

Indices. A Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical data on an index may be used to promote a Fund. The historical index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as a Fund, during the periods shown.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.


Standard deviation is calculated using the following formula:

      Standard deviation = the square root of  S(xi - xm)2
                                                ----------
                                                   n-1

Where:     S = "the sum of",

      xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss a Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a Fund compared to the expected return of a Fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular Fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by a Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on a Fund may be used in advertisements and sales materials. Such factors that may impact a Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

LICENSES

Standard & Poor's. The S&P 500 Fund relies on a license related to the S&P 500 Index. In the absence of the license, the S&P 500 Fund and the Fund may not be able to pursue their investment objectives. Although not currently anticipated, the license can be terminated.

The S&P 500 Fund and the Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of either the S&P 500 Fund, the Fund or any member of the public regarding the advisability of investing in securities generally or in the S&P 500 Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to ETAM, the S&P 500 Fund or the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to ETAM, S&P 500 Fund or the Fund. S&P has no obligation to take the needs of ETAM, S&P 500 Fund or the shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the S&P 500 Fund or the timing of the issuance or sale of shares of the S&P 500 Fund or in the determination or calculation of the equation by which the S&P 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P 500 Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the S&P 500 Fund or the shareholders, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

EAFE Free Index. In the absence of permission to use the EAFE Free Index, the International Fund may not be able to pursue their investment objectives.

The International Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. ("MSCI") or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the International Fund or any member of the public regarding the advisability of investing in securities generally or in the International Fund particularly or the ability of the EAFE Free Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE Free Index which is determined, composed and calculated by MSCI without regard to the International Fund or ETAM. MSCI has no obligation to take the needs of the International Fund, ETAM or the shareholders into consideration in determining, composing or calculating the EAFE Free Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the International Fund to be issued or in the determination or calculation of the equation by which the International Fund's shares are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to shareholders in connection with the administration, marketing or trading of the International Fund.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the EAFE Free Index from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the EAFE Free Index or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied as to results to be obtained by ETAM, International Fund, the shareholders or any other person or entity from the use of the EAFE Free Index or any data included therein. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Free Index or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Frank Russell Company. "Frank Russell Company" and "Russell 2000 Index" are service marks of Frank Russell Company. Frank Russell Company has no relationship to the Russell 2000 Fund, other than the licensing of the Russell 2000 Index and its service marks for use in connection with the Russell 2000 Fund.

Dow Jones. The Financial Sector Fund relies on a license related to the Dow Jones U.S. Financial Sector Index. In the absence of the license, the Financial Sector Fund may not be able to pursue its investment objective. Although not currently anticipated, the license can be terminated.

"Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Financial Sector Fund, other than the licensing of the Dow Jones U.S. Financial Sector Index and its service marks for use in connection with the Financial Sector Fund.

Dow Jones does not:

|X|  Sponsor, endorse, sell or promote the Financial Sector Fund.
|X| Recommend that any person invest in the Financial Sector Fund or any other securities.
|X| Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Financial Sector Fund.
|X| Have any responsibility or liability for the administration, management or marketing of the Financial Sector Fund.
|X| Consider the needs of the Financial Sector Fund or the owners of the Financial Sector Fund in determining, composing or calculating the Dow Jones U.S. Financial Sector IndexSM or have any obligations to do so.

--------------------------------------------------------------------------------
Dow Jones disclaims any liability in connection with the Financial Sector Fund. Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

o The results to be obtained by the Financial Sector Fund, the owners of the Financial Sector Fund or any other person in connection with the use of the Dow Jones U.S. Financial Sector IndexSM and the data included in the Dow Jones U.S. Financial Sector IndexSM;

o The accuracy of completeness of the Dow Jones U.S. Financial Sector IndexSM and the data;

o The merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Financial Sector IndexSM;

o Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones U.S. Financial Sector IndexSM or its data;

o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Dow Jones and ETAM with respect to the Financial Sector Fund is solely for their benefit and not for the benefit of the owners of the Financial Sector Fund or any other third parties.
--------------------------------------------------------------------------------

Goldman, Sachs & Co. The Technology Fund relies on a license related to the GSTI Composite Index. In the absence of the license, the Technology Fund may not be able to pursue its investment objective. Although not currently anticipated, the license can be terminated.

The Technology Fund is not sponsored, endorsed sold or promoted by Goldman, Sachs & Co. or any of its affiliates. Neither Goldman, Sachs & Co. nor any of its affiliates makes any representation or warranty, express or implied, to the owners of the Technology Fund or any member of the public regarding the advisability of investing in securities generally or in the Technology Fund particularly or the ability of the GSTI Composite Index to track the technology stock market performance. Goldman, Sachs & Co.'s only relationship to ETAM or the Technology Fund is the licensing of certain trademarks and trade names of Goldman, Sachs & Co. and of the GSTI Composite Index which is determined, composed and calculated by Goldman, Sachs & Co. without regard to ETAM or the Technology Fund. Goldman, Sachs & Co. has no obligation to take the needs of ETAM, the Technology Fund or the shareholders into consideration in determining, composing or calculating the GSTI Composite Index. Goldman, Sachs & Co. is not responsible for and has not participated in the determination of the prices and amount of the Technology Fund or the timing of the issuance or sale of shares of the Technology Fund or in the determination or calculation of the redemption price per share. Goldman, Sachs & Co. has no obligation or liability in connection with the administration, marketing or trading of the Technology Fund.

Goldman, Sachs & Co. does not guarantee the accuracy and/or the completeness of the GSTI Composite Index or any data included therein and Goldman, Sachs & Co. hereby expressly disclaims any and all liability for any errors, omissions, or interruptions therein. Goldman, Sachs & Co. makes no warranty, express or implied, as to results to be obtained by the Technology Fund, the shareholders, or any other person or entity from the use of the GSTI Composite Index or any data included therein. Goldman, Sachs & Co. makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the GSTI Composite Index or any data included therein. Without limiting any of the foregoing, in no event shall Goldman, Sachs & Co. have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

APPENDIX

Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

S&P

Bond Ratings

"AAA"

      Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA"

      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A"

      Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

"BBB"

      Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

"BB, B, CCC, CC or C"

      Bonds rated "BB, B, CCC, CC or C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

"C1"

      Bonds rated "C1" is reserved for income bonds on which no interest is being paid.

"D"

      Bonds rated "D" are in default and payment of interest and/or payment of principal is in arrears.

      S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

Bond Ratings

"Aaa"

      Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa"

      Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

"A"

      Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"

      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba"

      Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B"

      Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa"

      Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca"

      Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

"C"

      Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

      The rating ("P-1") Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers (or relating supporting institutions) rated ("P-2") Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Bond Ratings

      The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

"AAA"

      Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA"

      Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

"A"

      Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB"

      Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

"F-1+"

      Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1"

      Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

"F-2"

      Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

Duff

Bond Ratings

"AAA"

      Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA"

      Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A"

      Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB"

      Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

      Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

      The rating "Duff-1" is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

IBCA

Bond and Long-Term Ratings

      Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

Commercial Paper and Short-Term Ratings

      The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

International and U.S. Bank Ratings

      An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

                                     PART C:
                                OTHER INFORMATION

Item 23.  Exhibits

(a)(i)      Certificate of Trust.1

(a)(ii)     Trust Instrument.1

(a)(iii)    Amendment No. 1 to the Trust Instrument.12

(a)(iv)     Amendment No. 2 to the Trust Instrument.19

(b)         By-laws.2

(b)(i)      Amendment No. 1 to the By-laws.12

(b)(ii)     Amendment No. 2 to the By-laws.19

(c) Certificates for Shares will not be issued. Articles II, VII, IX and X of the Trust Instrument, previously filed as exhibit (a)(ii), define the rights of holders of the Shares.1

(c)(i)      Electronic Delivery Consent.15

(d)(i)      Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(d)(ii) Form of Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.3

(d)(iii) Form of Amendment No. 1 to Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE International Index Fund.7

(d)(iv)     Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Technology Index Fund.3

(d)(v)      Form  of  Investment   Subadvisory  Agreement  among  E*TRADE  Asset
            Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Technology Index Fund.3

(d)(vi)     Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE E-Commerce Index Fund.5

(d)(vii)    Form  of  Investment   Subadvisory  Agreement  among  E*TRADE  Asset
            Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE E-Commerce Index Fund.5

(d)(viii)   Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Premier Money Market Fund.7

(d)(ix) Form of Amendment No. 2 to the Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Russell 2000 Index Fund.12

(d)(x)      Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Financial Sector Index Fund.12

(d)(xi)     Form  of  Investment   Subadvisory  Agreement  among  E*TRADE  Asset
            Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Financial Sector Index Fund.12

(d)(xii)    Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Asset Allocation Fund.16

(d)(xiii)   Form  of  Investment   Subadvisory  Agreement  among  E*TRADE  Asset
            Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Asset Allocation Fund.16

(d)(xiv) Form of Amendment No. 3 to the Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund and E*TRADE Russell 2000 Index Fund.19

(d)(xv)     Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Bond Fund.19

(e)(i) Form of Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(e)(ii) Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(e)(iii) Form of Amendment No. 1 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Global Titans Index Fund and E*TRADE Premier Money Fund.7

(e)(iv) Form of Amendment No. 2 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.12

(e)(v) Form of Amendment No. 3 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(e)(vi) Form of Amendment No. 4 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Asset Allocation Fund.16

(e)(vii) Form of Second Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to each series of the Registrant.19

(f)         Bonus or Profit Sharing Contracts: Not applicable.

(g)(i) Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.2

(g)(ii) Form of Amendment No. 1 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.3

(g)(iii) Form of Amendment No. 2 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Premier Money Market Fund.7

(g)(iv) Form of Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE Asset Allocation Fund.16

(g)(v) Form of Amendment No. 4 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to each series of the Registrant.19

(h)(1)(i) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund.2

(h)(1)(ii) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund and E*TRADE Bond Index Fund.3

(h)(1)(iii) Form  of  Amended  and  Restated  to the  Third  Party  Feeder  Fund
            Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.7

(h)(1)(iv) Form of Amendment No. 1 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc. and Master Investment Portfolio with respect to E*TRADE Premier Money Market Fund.7

(h)(1)(v) Form of Amendment No. 2 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc. and Master Investment Portfolio with respect to E*TRADE Russell 2000 Index Fund.12

(h)(1)(vi) Form of Amendment No. 3 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc. and Master Investment Portfolio with respect to E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Premier Money Market Fund and E*TRADE Russell 2000 Index Fund.19

(h)(2)(i) Form of Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund.2

(h)(2)(ii) Form of Amendment No. 1 to the Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(h)(2)(iii) Form of the Amended and Restated  Administrative  Services Agreement
            between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund.7

(h)(2)(iv) Form of Amendment No. 1 to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(2)(v) Form of Amended Exhibit A to the Waiver and Modification to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE Premier Money Market Fund.10

(h)(2)(vi) Form of Amended Exhibit A to the Waiver and Modification to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.11

(h)(2)(vii) Form  of  Second  Amended  and  Restated   Administrative   Services
            Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.12

(h)(2)(viii)Form  of  Amendment  No.  1  to  the  Second  Amended  and  Restated
            Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(h)(2)(ix) Form of Third Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to each series of the Trust.19

(h)(2)(x) Form of Expense Limitation Agreement between the Registrant and E*TRADE Asset Management, Inc with respect to E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Bond Fund, E*TRADE Premier Money Market Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Financial Sector Fund and E*TRADE Asset Allocation Fund.19

(h)(3)(i) Form of Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.4

(h)(3)(ii) Form of Amendment No. 1 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.3

(h)(3)(iii) Form of Amendment No. 2 to the  Sub-Administration  Agreement  among
            E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Premier Money Market Fund.7

(h)(3)(iv) Form of Amendment to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE Asset Allocation Fund.16

(h)(3)(v) Form of Amended Appendix B to the Custodian Agreement and Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund.15

(h)(3)(vi) Form of Amendment No. 5 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to each series of the Registrant.19

(h)(4) Form of Shareholder Services Agreement between the E*TRADE Asset Management, Inc. and the Trust with respect to E*TRADE Asset Allocation Fund, E*TRADE Bond Fund, E*TRADE Financial Sector Index Fund, E*TRADE International Index Fund, E*TRADE Premier Money Market Fund, E*TRADE Russell 2000 Index Fund, and E*TRADE S&P 500 Index Fund.19

(h)(5)(i) Form of Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(h)(5)(ii) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(h)(5)(iii) Form of Amended Exhibit A to the Transfer Agency Services  Agreement
            between PFPC, Inc. and the Registrant with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(5)(iv) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(h)(5)(v) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Asset Allocation Fund.16

(h)(5)(vi) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to each series of the Registrant.19

(h)(6)(i)   State  Securities   Compliance   Services   Agreement   between  the
            Registrant and PFPC, Inc. with respect to S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund.3

(h)(6)(ii)  Form  of  Amended  Exhibit  A to  the  State  Securities  Compliance
            Services Agreement between the Registrant and PFPC, Inc. with respect to E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(6)(iii) Form  of  Amended  Exhibit  A to  the  State  Securities  Compliance
            Services Agreement between the Registrant and PFPC, Inc. with respect to E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(h)(6)(iv)  Form  of  Amended  Exhibit  A to  the  State  Securities  Compliance
            Services Agreement between the Registrant and PFPC, Inc. with respect to E*TRADE Asset Allocation Fund.16

(h)(6)(v)   Form  of  Amended  Exhibit  A to  the  State  Securities  Compliance
            Services Agreement between the Registrant and PFPC, Inc. with respect to each series of the Registrant.19

(h)(7)(i) Form of Securities Lending Agreement among E*TRADE Asset Management, Investors Bank & Trust Company and the Registrant with respect to E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund,
            E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund.17

(h)(7)(ii) Form of Amendment to Exhibit A to Securities Lending Agreement among E*TRADE Asset Management, Investors Bank & Trust Company and the Registrant with respect to E*TRADE Asset Allocation Fund, E*TRADE Bond Fund, E*TRADE Technology Index Fund and E*TRADE Financial Sector Index Fund.19

(h)(7)(iii) Form of Amendment to Exhibit A to Securities Lending Agreement among
            E*TRADE Asset Management, Investors Bank & Trust Company and the Registrant with respect to E*TRADE Bond Fund, E*TRADE E-Commerce Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Technology Index Fund, and Premier Money Market Fund.20

(i)(1) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE S&P 500 Index Fund.2

(i)(2) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE Technology Index Fund.3

(i)(3) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE E-Commerce Index Fund.5

(i)(4) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE International Index Fund.6

(i)(5) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Premier Money Market Fund.7

(i)(6) Opinion and Consent of Dechert Price & Rhoads, dated April 28, 2000 with respect to the E*TRADE S&P 500 Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Bond Index Fund and the E*TRADE International Index Fund.11

(i)(7) Opinion and Consent of Dechert Price & Rhoads, dated April 28, 2000 with respect to the E*TRADE Technology Index Fund and the E*TRADE E-Commerce Index Fund.11

(i)(8) Opinion and Consent of Dechert Price & Rhoads, dated December 5, 2000 with respect to the E*TRADE Financial Sector Index Fund.13

(i)(9) Opinion and Consent of Dechert Price & Rhoads, dated December 5, 2000 with respect to the E*TRADE Russell 2000 Index Fund.14

(i)(10) Opinion and Consent of Dechert with respect to the E*TRADE Asset Allocation Fund.16

(i)(11) Opinion and Consent of Dechert, dated April 26, 2001 with respect to the E*TRADE E-Commerce Index Fund, E*TRADE Technology Index Fund, E*TRADE Global Titans Index Fund, and E*TRADE Financial Sector Index Fund.17

(i)(12) Opinion and Consent of Dechert, dated April 26, 2001 with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund, E*TRADE Bond Index Fund, and E*TRADE Premier Money Market Fund.18

(j)(1)      Consent of Deloitte & Touche LLP.

(j)(2)      Consent of KPMG.18

(k)         Omitted Financial Statements: Not applicable.

(l)         Form  of  Subscription   Letter  Agreements  between  E*TRADE  Asset
            Management, Inc. and the Registrant.2

(m)         Rule 12b-1 Plan: Not applicable.

(n)         Rule 18f-3 Plan: Not applicable.

(o)(1)      Form of Code of Ethics of the Registrant.10

(o)(2)(i)   Form of Code of Ethics of E*TRADE Asset Management, Inc.10

(o)(2)(ii)  Form of Amended Code of Ethics of E*TRADE Asset Management, Inc.19

(o)(3)      Form of Code of Ethics of E*TRADE Securities, Inc.10

(o)(4)      Form of Code of Ethics of the Master Investment Portfolio.10

(o)(5)(i)   Form of Code of Ethics of Barclays Global Fund Advisors.12

(o)(5)(ii)  Form of Amended Code of Ethics of Barclays Global Fund Advisors.16

(o)(5)(iii) Form of Amendment  to the Amended Code of Ethics of Barclays  Global
            Fund Advisors.19

(o)(6)      Form of Code of Ethics for Stephens, Inc.10

*     Form of Power of Attorney for the Registrant.7

**    Form of Power of Attorney for the Master Investment Portfolio.2

*** Form of Power of Attorney for the Master Investment Portfolio on behalf of Leo Soong.10

**** Power of Attorney and Secretary's Certificate of Registrant for signature on behalf of Registrant.4

***** Power of Attorney for the Board of Trustees for the Registrant.19



1  Incorporated  by  reference  from  the  Registrant's   Initial   Registration
   Statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") on November 5, 1998.

2 Incorporated by reference from the Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the SEC on January 28, 1999.

3 Incorporated by reference from the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed with the SEC on August 11, 1999.

4 Incorporated by reference from the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed with the SEC on October 8, 1999.

5 Incorporated by reference from the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed with the SEC on October 20, 1999.

6 Incorporated by reference from the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the SEC on October 20, 1999.

7 Incorporated by reference from the Registrant's Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed with the SEC on February 3, 2000.

8 Incorporated by reference from the Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed with the SEC on February 3, 2000.

9 Incorporated by reference from the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed with the SEC on February 16, 2000.

10 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   18 to the Registration Statement on Form N-1A filed with the SEC on March 27, 2000.

11 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   19 to the Registration Statement on Form N-1A filed with the SEC on April 28, 2000.

12 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   21 to the Registration Statement on Form N-1A filed with the SEC on October 12, 2000.

13 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   23 to the Registration Statement on Form N-1A filed with the SEC on December 5, 2000.

14 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   24 to the Registration Statement on Form N-1A filed with the SEC on December 5, 2000.

15 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   27 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2000.

16 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   28 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2001.

17 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   29 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2001.

18 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   30 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2001.

19 Incorporated by reference from the Registrant's Post- Effective Amendment No.
   32 to the Registration Statement on Form N-1A filed with the SEC on September 25, 2001.

20 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   33 to the Registration Statement on Form N-1A filed with the SEC on November 14, 2001.


Item 24.  Persons Controlled by or Under Common Control With Registrant

     E*TRADE Asset Management, Inc. ("E*TRADE Asset Management") (a Delaware corporation), may own more than 25% of one or more series of the Registrant, as described in the Statement of Additional Information, and thus may be deemed to control that series. E*TRADE Asset Management is a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group") (a Delaware corporation). Other companies of which E*TRADE Group owns greater than 25% include: E*TRADE Securities, Inc., E*TRADE Capital, Inc.; E*TRADE Business Solutions Group, Inc.; E*TRADE International Ltd; E*TRADE International Ltd; ClearStation, Inc.; TradePlus Brokerage, Inc.; E*TRADE Online Ventures, Inc.; E*TRADE International Equipment Management Corporation; Speed Racer Acquisition Corporation; TSC Acquisition Corporation; E*TRADE @ Net Bourse SA; E*TRADE UK (Holdings) Limited; E*TRADE Germany AG; Nordic AB; E*TRADE Japan K.K.; TIR Holdings Ltd; E*TRADE Advisory Services, Inc. (formerly PrivateAccounts, Inc.); E*TRADE Financial Corporation; E*TRADE Technologies Corporation (formerly VERSUS Technologies, Inc.); U.S.
Raptor One, Inc.; U.S. Raptor Two, Inc.; Kioskorp, Inc.; Canopy Acquisition Corp.; BRE, LLC; Wind & Lion Aviation, Inc.; eAdvisor; Confluent, Inc.; and Converging Arrows, Inc.


Item 25.  Indemnification

      Reference is made to Article X of the Registrant's Trust Instrument.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Adviser

     E*TRADE Asset Management, Inc. (the "Investment Advisor") is a Delaware corporation that offers investment advisory services. The Investment Advisor's offices are located at 4500 Bohannon Drive, Menlo Park, CA 94025. The directors and officers of the Investment Advisor and their business and other connections are as follows:

Directors and Officers of  Title/Status with            Other Business
Investment Adviser         Investment Adviser           Connections
-------------------------  ------------------           ------------------------
Liat Rorer                 Vice President               Vice  President,   Asset
                                                        Gathering,       E*TRADE
                                                        Group.  Formerly  Senior
                                                        Consultant  at  Spectrem
                                                        Group from 1998 to 2000.

Mindy Posoff               Vice President               Vice President,  E*TRADE
                                                        Securities,         Inc.
                                                        Formerly   with   Credit
                                                        Suisse    First   Boston
                                                        from 1986 to 1999.

Jay Gould                  Secretary                    Assistant        General
                                                        Counsel,  E*TRADE Group,
                                                        Inc.    Formerly    Vice
                                                        President             of
                                                        Transamerica        from
                                                        February     1999     to
                                                        December    1999,    and
                                                        Senior  Associate,  Bank
                                                        of America  from 1994 to
                                                        January 1999.

     Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), is the sub-advisor for the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund. BGFA is a registered investment adviser to certain open-end, management investment companies and various other institutional investors. The directors and officers of the sub-advisor and their business and other connections are as follows:


Name and Position at BGFA       Other Business Connections
-------------------------       ------------------------------------------------

Patricia Dunn,                  Director of BGFA and Co-Chairman and Director of
Director                        BGI, 45 Fremont Street, San Francisco, CA 94105

Lawrence G. Tint,               Chairman of the Board of Directors of BGFA and
Chairman and Director           Chief Executive Officer of BGI, 45 Fremont
                                Street, San Francisco, CA 94105

Geoffrey Fletcher,              Chief Financial Officer of BGFA and BGI since
Chief Financial Officer         May 1997, 45 Fremont Street,  San Francisco,  CA
                                94105 Managing   Director   and   Principal
                                Accounting Officer  at  Bankers  Trust  Company
                                from  1988 - 1997, 505 Market Street, San
                                Francisco, CA  94111

Item 27.  Principal Underwriters

(a) E*TRADE Securities, Inc. ("Distributor") serves as Distributor of Shares of the Trust. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc.

(b)   The officers and directors of E*TRADE Securities, Inc. are:

Name and Principal          Positions and Offices          Positions and Offices
Business Address*           with Underwriter                  with Registrant
------------------          ---------------------          ---------------------

Jarrett Lilian              Director and President                 None

Charles Nalbone             Director, Vice President and           None
                            Chief Compliance Officer

Susan T. White              Director                               None

Shane Mulron                Chief Financial Officer                None

Thomas Delaney              Vice President                         None

Connie M. Dotson            Corporate Secretary                    None

* The business address of all officers of the Distributor is 4500 Bohannon Drive, Menlo Park, CA 94025.


Item 28.  Location of Accounts and Records

      The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained in the physical possession of:

      (1) E*TRADE Asset Management, Inc., the Registrant's investment advisor, is located at 4500 Bohannon Drive, Menlo Park, CA 94025;

      (2) Investors Bank & Trust Company, the Registrant's custodian, accounting services agent and sub-administrator, is located at 200 Clarendon Street, Boston, MA 02111;

      (3) PFPC Inc., the Registrant's transfer agent and dividend disbursing agent, is located at 400 Bellevue Parkway, Wilmington, DE 19809; and

      (4) Barclays Global Fund Advisors, the Master Portfolio's investment advisor and sub-advisor with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Financial Sector Index Fund, and E*TRADE Asset Allocation Fund is located at 45 Fremont Street, San Francisco, CA 94105.


Item 29.  Management Services

      Not applicable


Item 30.  Undertakings

      Not applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco in the State of California on the 29th day of November, 2001.

                                       E*TRADE FUNDS

                                       By:    /s/ Liat Rorer
                                              ---------------------------
                                       Name:  Liat Rorer
                                       Title: President

      Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                      Title                       Date
---------                      -----                       ----


/s/ Elizabeth Gottfried        Vice President &            November 29, 2001
-----------------------        Treasurer
Elizabeth Gottfried            (Principal Financial and
                               Accounting Officer)


/s/ Liat Rorer                 President (Principal        November 29, 2001
-----------------------        Executive Officer)
Liat Rorer



      *                        Trustee                     November 29, 2001
------------------------
Leonard C. Purkis

      *                        Trustee                     November 29, 2001
------------------------
Shelly J. Meyers


      *                        Trustee                     November 29, 2001
------------------------
Ashley T. Rabun


      *                        Trustee                     November 29, 2001
------------------------
Steven Grenadier


      *                        Trustee                     November 29, 2001
------------------------
George J. Rebhan


*By:  /s/ Randy G. Legg
      -----------------------
      Randy G. Legg
      Attorney-In-Fact

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, E*TRADE Funds certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 36 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 29th day of November, 2001.

                                         MASTER INVESTMENT PORTFOLIO
                                            S&P 500 Index Master Portfolio
                                            Money Market Master Portfolio
                                            International Index Master Portfolio
                                            Russell 2000 Index Master Portfolio


                                          By: /s/ Richard H. Blank, Jr.
                                             -----------------------------------
                                             Richard H. Blank, Jr.
                                             Secretary and Treasurer
                                             (and Principal Financial Officer)

      Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

              Name                         Title                    Date
              ----                         -----                    ----

            *                   Chairman, President         November 29, 2001
--------------------------      (Principal Executive
R. Greg Feltus                  Officer) and Trustee


/s/ Richard H. Blank, Jr.       Secretary and Treasurer     November 29, 2001
--------------------------      (Principal Financial
Richard H. Blank, Jr.           Officer)


            *                   Trustee                     November 29, 2001
--------------------------
Jack S. Euphrat

            *                   Trustee                     November 29, 2001
--------------------------
W. Rodney Hughes

            *                   Trustee                     November 29, 2001
--------------------------
Leo Soong


Richard H. Blank, Jr. signs this document pursuant to powers of attorney as previously filed.

EXHIBIT LIST


(j)(1)      Consent of Deloitte & Touche LLP.